DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	FORMULA SYSTEMS (1985) LTD
Entity Central Index Key	0001045986
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	forty
Entity Common Stock, Shares Outstanding	13,596,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 111,238	$ 88,172
Marketable securities (Note 4)	14,866	14,347
Short-term deposits	0	5,170
Trade receivables (net of allowances for doubtful debts of $ 3,320 and $ 4,033 as of December 31, 2011 and 2012, respectively)	201,886	163,219
Other accounts receivable (Note 17a)	38,863	33,635
Inventories	2,149	2,450
Total current assets	369,002	306,993
LONG-TERM INVESTMENTS:
Marketable Securities (Note 4)	331	2,746
Deferred taxes (Note 16e)	13,618	11,630
Investments in affiliated companies (Note 6)	3,022	77,107
Prepaid expenses and other accounts receivable	5,285	3,885
Total long-term investments	22,256	95,368
SEVERANCE PAY FUND	66,799	49,507
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	21,459	19,165
CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Note 9a)	33,449	12,387
OTHER INTANGIBLE ASSETS, NET (Note 9b)	41,414	20,710
GOODWILL (Note 8)	326,541	167,007
Total assets	880,920	671,137
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities to banks (Note 17b)	23,607	16,642
Debentures (Note 11)	15,735	31,472
Trade payables	51,943	40,344
Deferred revenue	33,998	24,001
Employees and payroll accrual	62,089	41,005
Other accounts payable (Note 17c)	30,124	25,482
Liability in respect of business combinations	5,796	3,717
Total current liabilities	223,292	182,663
LONG-TERM LIABILITIES:
Liabilities to banks and others (Note 10)	64,659	34,459
Debentures (Note 11)	0	15,246
Deferred taxes (Note 16e)	7,984	5,275
Deferred revenue	1,346	2,094
Liability in respect of business combinations	9,293	2,502
Liability in respect of capital lease	1,733	1,920
Accrued severance pay	81,832	63,321
Total long-term liabilities	166,847	124,817
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2d)	22,363	11,469
EQUITY (Note 15):
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31,2011 and 2012; Issued and outstanding: 14,164,620 at December 31, 2011 and 2012	3,876	3,876
Additional paid-in capital	132,767	135,674
Retained earnings	115,778	91,672
Accumulated other comprehensive loss	(7,095)	(12,295)
Treasury shares (568,620 shares as of December 31, 2011 and 2012)	(259)	(259)
Total Formula shareholders' equity	245,067	218,668
Non-controlling interests	223,351	133,520
Total equity	468,418	352,188
Total liabilities and shareholders equity	$ 880,920	$ 671,137

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Allowance for doubtful account (in dollars)	$ 4,033		$ 3,320
Ordinary shares, par value (in dollars per share)		1		1
Ordinary shares, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, shares issued	14,164,620	14,164,620	14,164,620	14,164,620
Ordinary shares, shares outstanding	14,164,620	14,164,620	14,164,620	14,164,620
Treasury stock, shares	568,620	568,620	568,620	568,620

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 17g):
Proprietary software products and related services	$ 164,173	$ 91,288	$ 98,498
Software services	580,558	549,329	451,196
Total revenues	744,731	640,617	549,694
Cost of revenues:
Proprietary software products and related services	83,784	38,805	46,297
Software services	481,019	454,081	366,166
Total cost of revenues	564,803	492,886	412,463
Gross profit	179,928	147,731	137,231
Research and development costs, net	12,349	5,148	5,503
Selling, general and administrative expenses	110,758	93,340	84,510
Other expenses (income), net (Note 17e)	(174)	(207)	231
Operating income	56,995	49,450	46,987
Financial expenses, net (Note 17d)	(6,672)	(6,500)	(4,371)
Income before taxes on income	50,323	42,950	42,616
Taxes on income (Note 16)	6,583	5,689	6,544
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	43,740	37,261	36,072
Equity in gains (losses) of affiliated companies, net (Note 6)	3,744	25,870	(1,070)
Net income	47,484	63,131	35,002
Net income attributable to redeemable non-controlling interests	898	0	0
Net income attributable to non-controlling interests	(24,352)	(20,169)	(16,623)
Net income attributable to Formula's shareholders	$ 24,030	$ 42,962	$ 18,379
Net earnings per share attributable to Formula's shareholders:
Basic (in dollars per share)	$ 1.78	$ 3.17	$ 1.37
Diluted (in dollars per share)	$ 1.72	$ 3.11	$ 1.36
Shares used in computing earnings per share (Note 17h):
Basic (in shares)	13,596,000	13,513,500	13,381,500
Diluted (in shares)	13,789,766	13,669,297	13,523,809

STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 47,484	$ 63,131	$ 35,002
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	5,744	(17,948)	10,878
Unrealized gain (loss) from derivative instruments, net	29	(55)	35
Unrealized gain (loss) from available-for-sale securities, net	(56)	(192)	159
Realized gain (loss) from derivative instruments, net	0	32	(28)
Realized loss (gain) from available-for-sale securities	669	714	250
Total other comprehensive income (loss), net of tax	6,386	(17,449)	11,294
Total Comprehensive income	53,870	45,682	46,296
Change in redeemable non-controlling interests	(898)	0	0
Comprehensive income attributable to non-controlling interests	25,538	14,419	21,398
Comprehensive income attributable Formula Systems (1985) LTD.'s shareholders	$ 29,230	$ 31,263	$ 24,898

CONSOLIDATED STATEMENTS OF CHANGES IN SHARHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 3,736	$ 131,631	$ 60,048	$ (7,115)	$ (259)	$ 107,273	$ 295,314
Balance (in shares) at Dec. 31, 2009	13,200,000
Changes:
Net income	0	0	18,379	0	0	16,623	35,002
Other Comprehensive income (loss)	0	0	0	6,519	0	4,775	11,294
Stock Based Compensation expenses	0	458	0	0	0	1,006	1,464
Exercise of employees stock options	71	(71)	0	0	0	0	0
Exercise of employees stock options (in shares)	396,000
Non-controlling interest changes due to holding changes, including exercise of employees stock options	0	6,258	0	0	0	16,068	22,326
Acquisition of non-controlling interests	0	(2,054)	0	0	0	(1,711)	(3,765)
Dividend to Formula's shareholders	0	0	(19,986)	0	0		(19,986)
Dividend to non-controlling interests in subsidiaries						(7,265)	(7,265)
Balance at Dec. 31, 2010	3,807	136,222	58,441	(596)	(259)	136,769	334,384
Balance (in shares) at Dec. 31, 2010	13,596,000
Changes:
Net income	0	0	42,962	0	0	20,169	63,131
Other Comprehensive income (loss)	0	0	0	(11,699)	0	(5,750)	(17,449)
Stock Based Compensation expenses	0	2,120	0	0	0	2,503	4,623
Exercise of employees stock options	226	(226)	0	0	0	0	0
Exercise of employees stock options (in shares)	543,840
Redemption of shares	(157)	157	0	0	0	0	0
Redemption of shares (in shares)	(543,840)
Non-controlling interest changes due to holding changes, including exercise of employees stock options	0	(537)	0	0	0	(7,607)	(8,144)
Acquisition of non-controlling interests	0	(2,062)	0	0	0	(3,146)	(5,208)
Dividend to Formula's shareholders			(9,731)				(9,731)
Dividend to non-controlling interests in subsidiaries						(9,418)	(9,418)
Balance at Dec. 31, 2011	3,876	135,674	91,672	(12,295)	(259)	133,520	352,188
Balance (in shares) at Dec. 31, 2011	13,596,000
Changes:
Net income	0	0	24,030	0	0	24,352	47,484
Other Comprehensive income (loss)	0	0	0	5,200	0	1,186	6,386
Stock Based Compensation expenses	0	1,988	0	0	0	2,932	4,920
Non-controlling interest changes due to holding changes, including exercise of employees stock options	0	(1,733)	0	0	0	(4,073)	(5,806)
Acquisition of non-controlling interests	0	(3,162)	0	0	0	76,475	73,313
Return of prior year Formula's shareholders' dividend withheld tax			76				76
Dividend to non-controlling interests in subsidiaries	0	0	0	0	0	(11,041)	(11,041)
Balance at Dec. 31, 2012	$ 3,876	$ 132,767	$ 115,778	$ (7,095)	$ (259)	$ 223,351	$ 468,418
Balance (in shares) at Dec. 31, 2012	13,596,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 47,484	$ 63,131	$ 35,002
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment of available for sale marketable securities	700	714	292
Gain derived from deconsolidation of subsidiary, consolidation of affiliate and equity in losses )gains) of affiliated companies	(3,744)	(25,870)	1,070
Depreciation and amortization	25,650	14,363	15,451
Changes in value of debentures	2,070	2,496	1,728
Increase (decrease) in accrued severance pay, net	(1,132)	3,025	(148)
Gain from sale of operation and subsidiaries	(136)	(630)	(146)
Loss (gain) from sale of property, plants and equipment	0	(2)	1
Stock-based compensation expenses	4,920	4,623	1,464
Changes in financial liabilities, net	0	0	325
Changes in value of long term loans and deposits, net	360	133	64
Changes in deferred taxes, net	(144)	(3,798)	(3,355)
Change in liability in respect of business combinations	429	1,292	265
Loss (gain) from sale and decrease (increase) in value of marketable securities classified as trading	(376)	1,421	630
Realized gain from sale of available for sale securities	(31)	0	0
Changes in operating assets and liabilities:
Decrease (increase) in inventories	346	2,938	(3,007)
Increase in trade receivables	(1,674)	(21,795)	(9,500)
Decrease (increase) in other current and long-term accounts receivable	2,165	(9,924)	(1,129)
Increase (decrease) in trade payables	3,421	(10,584)	5,666
Increase (decrease) in other accounts payable and employees and payroll accrual	(7,448)	4,386	925
Increase (decrease) in deferred revenues	208	(86)	5,351
Net cash provided by operating activities	73,068	25,833	50,949
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(20,047)	(40,188)	(14,378)
Purchase of controlling interest in an affiliated company, net of cash acquired (Appendix D)	14,052	0	0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix E)	0	(16,599)	0
Proceeds from sale of activity in a consolidated company	136	0	146
Changes in restrictions on short term deposit	0	0	400
Purchase of property and equipment	(4,994)	(8,907)	(5,348)
Proceeds from sale of marketable securities, net	2,507	21,500	12,246
Proceeds from sale of property, plants and equipment	0	43	446
Investment in and loans to affiliates and other companies	(364)	(8,765)	(1,160)
Changes in short term deposits, net	5,235	(5,179)	13,445
Capitalization of software development and other costs	(8,433)	(9,744)	(9,186)
Net cash used in investing activities	(11,908)	(67,839)	(3,389)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	1,508	890	1,850
Dividend paid to non-controlling interests in subsidiaries	(12,940)	(9,418)	(13,959)
Dividend to Formula's shareholders	76	(9,731)	(19,986)
Short-term bank credit, net	422	5,043	(229)
Repayment of long-term loans from banks and others	(12,982)	(6,461)	(7,574)
Proceeds from long term loans	41,505	45,420	0
Proceeds from (repayment) of short-term loans	0	0	(3,381)
Issuance in a subsidiary to non-controlling interest	0	0	20,290
Purchase of non-controlling interests and redeemable non-controlling interests	(19,166)	(5,187)	(3,768)
Cash paid in conjunction with acquisitions of activities	(3,669)	0	0
Proceeds from SWAP transactions	0	0	2,423
Repayment of capital lease	(188)	(213)	0
Repayment of debenture	(33,015)	0	(15,927)
Net cash provided by (used in) financing activities	(38,449)	20,343	(40,261)
Effect of exchange rate changes on cash and cash equivalents	355	(673)	3,004
Net increase (decrease) in cash and cash equivalents	23,066	(22,336)	10,303
Cash and cash equivalents at beginning of year	88,172	110,508	100,205
Cash and cash equivalents at end of year	111,238	88,172	110,508
Supplemental cash flow information:
Interest	4,251	1,628	3,847
Income tax	17,986	13,843	7,356
Non-cash activities:
Purchase of property and equipment	0	2,696	0
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	(4,018)	(1,326)	(3,341)
Property and equipment	(760)	(1,534)	(304)
Goodwill and intangible assets	(42,820)	(51,297)	(18,443)
Long-term liabilities	7,203	13,385	5,199
Other long term assets	0	0	717
Deferred tax liability, net	687	2,181	(173)
Liability to formerly shareholders	0	7,483	0
Cash designated to distribution to former shareholders	0	(4,821)	0
Cash paid in conjunction with acquisitions of activities	(140)	(6,020)	0
Redeemable non-controlling interests at acquisition date	19,801	0	0
Non-controlling interests at acquisition date	0	1,761	1,967
Total	(20,047)	(40,188)	(14,378)
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	10,835	0	0
Property and equipment	(1,814)	0	0
Goodwill and intangible assets	(155,740)	0	0
Long-term liabilities	3,211	0	0
Deferred tax asset, net	(247)	0	0
Investment in affiliated company	75,242	0	0
Non-controlling interests at acquisition date	82,565	0	0
Total	14,052	0	0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	0	(7,796)	0
Property and equipment	0	1,220	0
Other assets, deferred expenses and long term payables	0	3,527	0
Goodwill and intangible assets	0	42,269	0
Non-controlling interests at loss of control date	0	(10,916)	0
Investment in affiliated company presentation due to loss of control	0	(71,366)	0
Gain from realization of investments in subsidiaries	0	26,463	0
Total	$ 0	$ (16,599)	$ 0

STATEMENT OF OTHER COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated unrealized gain (loss) from available-for-sale securities	$ 288	$ (396)	$ (954)
Accumulated currency translation adjustments	(7,309)	(11,895)	351
Accumulated unrealized gain (loss) from derivative instruments	(74)	(4)	7
Accumulated other comprehensive loss	$ (7,095)	$ (12,295)	$ (596)

GENERAL	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.	Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel in 1985. Since 1991, Formula's ordinary shares, par value NIS 1.0 per share, have been traded on the Tel Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula's ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula.

Formula, through its subsidiaries (collectively, the "Company" or the "Group") is engaged in the development, production and marketing of information technology (or "IT") solutions and services. The Group operates through three directly held subsidiaries: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic") and Sapiens International Corporation N.V ("Sapiens").

On August 21, 2011, following the acquisition by Sapiens of all of the outstanding shares of FIS Software Ltd. and its subsidiaries ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (see Note 3 for further information), which was mainly financed by the issuance of Sapiens common shares, Formula's interest in Sapiens was diluted from 75.6% to 42.2%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting. The gain recognized in 2011 in relation of the Company’s loss of control in Sapiens amounted to $ 25,833 and is presented in the income statement as equity in gains of affiliated companies, net. By December 31, 2011, Formula’s interest in Sapiens outstanding common shares increased to 47.3%.

On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently acquired companies) and others, resulting in an increase in Formula’s interest in Sapiens' outstanding common shares from 47.3% to 52.1%, following which Formula regained control over Sapiens. As a result, a gain in an amount of $ 3,410 was recorded during 2012 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3(e)).

For a description of the Company's operations, see Note 17(f).

b.	The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership and control
	December 31,
	2011	2012
Name of subsidiary (affiliate)

Matrix	50.0	50.1
Magic	51.1	52.3
Sapiens*	47.3	56.6

*)	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).

The Company purchases, from time to time, shares of each of its significant subsidiaries, in order to maintain control of each of such subsidiaries.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Financial statements in United States dollars

The currency of the primary economic environment in which the operations of Formula and certain of its subsidiaries are conducted is the U.S. dollar (the "dollar"); thus, the dollar is the functional currency of Formula and certain subsidiaries.

Formula's and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters." All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

d.	Principles of consolidation

The consolidated financial statements include the accounts of Formula as well as those of its subsidiaries in which it has controlling interests. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent company's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

A change in the parent company's ownership interest in a subsidiary that causes a loss of control is results in a deconsolidation of the subsidiary. Gain or loss is recognized upon the deconsolidation of a subsidiary, as the difference between (1) the sum of the fair value of any consideration received, the fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated, and the carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated, and (2) the carrying amount of the former subsidiary's assets and liabilities.

Non-controlling interests in subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified out of permanent equity, on the consolidated balance sheets.

The amounts of consolidated net earnings attributable to Formula's shareholders and to the non-controlling interests are presented in the consolidated statements of income.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	11,469
Net income attributable to redeemable non-controlling interests	(898)
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105

December 31, 2012	22,363

e.	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

f.	Short-term and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects and credit lines from banks as well as, security deposits with respect to leases. Restricted deposits are classified on the Company’s consolidated balance sheets as other receivables. On December 31, 2012, the Company maintained a balance of $ 699 of restricted deposits.

g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale or as trading and reported at fair value. Unrealized gains and losses from marketable securities classified as "available for sale" are excluded from earnings and are reported as a component in equity under "accumulated other comprehensive income (loss)." Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in Staff Accounting Bulletin ("SAB") Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities," are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer of the securities, and the intent and ability of the Company to retain its investment for a period of time that is sufficient to allow for any anticipated recovery in market value. During 2011 and 2012, $ 514 and $ 700, respectively, of other-than-temporary impairment on equity marketable securities were recorded. See further details in Note 4.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an-other-than-temporary impairment loss is deemed to exist and is recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned above do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporarily impaired.

For debt securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statements of income is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income.

During 2011 and 2012, the company recorded other-than-temporary impairment on debt marketable securities amounting to $ 200 and $ 0, respectively. See further details in Note 4. As of December 31, 2011 and 2012 there were no other then temporary losses in other comprehensive income related to non-credit loss factors.

Unrealized gains and losses from marketable securities classified as "trading" are reported in the consolidated statements of income.

h.	Inventories

Inventories are mainly comprised of hardware. Inventories are valued at the lower of cost or market value. Cost is determined on the "first in - first out" basis. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly. No such impairments have been recognized in any period presented.

i.	Investments in affiliates

Affiliates are companies over which significant influence is exercised, but which are not consolidated subsidiaries, and are accounted for by the equity method, net of write-down for decrease in value that is not of a temporary nature.

j.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and peripheral equipment	6-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

k.	Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged as expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed."

The Group's technological feasibility is established upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

The Group assesses the recoverability of its intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economic useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2010, 2011 and 2012, no unrecoverable amounts were identified.

During the years ended December 31 2010, 2011 and 2012, capitalized software development costs of consolidated subsidiaries aggregated to approximately $ 9,000, $ 8,300 and $ 8,433, respectively, and amortized capitalized software development costs of consolidated subsidiaries aggregated to $ 9,100, $ 6,300 and $ 8,100, respectively.

l.	Other intangible assets

Other intangible assets are comprised mainly of customer-related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Amortization Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

m.	Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets and identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During each of the years ended December 31, 2010, 2011 and 2012, no impairment was identified.

n.	Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles-Goodwill and Other," goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in 8 reporting units.

For the Company’s 2010 and 2011 annual impairment tests and as required by ASC 350, the Company compared the fair value of each of its reporting units to its carrying value ('step 1'). If the fair value exceeded the carrying value of the reporting unit net assets, goodwill was considered not impaired, and no further testing is required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill was determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss was recorded in an amount of the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that marketplace participants would consider in determining the fair value of each reporting unit.

As of December 31, 2010 and 2011, the estimated fair values of the Company’s reporting units ranged from 5% to 112% and from 10% to 28%, respectively, above their carrying values, thereby obviating the need to proceed to step 2 of the goodwill impairment test under ASC 350.

In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011 for all its reporting units, in its annual impairment test in 2012. This analysis determines that no indicators of impairment existed primarily because (1) the Company’s market capitalization was consistently substantially in excess of its book value, (2) the Company’s overall financial performance has been stable or improving since its respective acquisitions, and (3) forecasts of operating income and cash flows generated by the Company’s reporting units appear sufficient to support the book values of the net assets of each reporting unit.

For the reporting units which the performance of the two step impairment test was required, the Company performed the annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 resulting in no impairment losses for any of the Company's reporting units.

o.	Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives (until their completion or abandonment), contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and changes in acquired income tax position are to be recognized in earnings.

p.	Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. These include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. This guidance provides for a qualitative approach, based on which consolidation is appropriate if an enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination as to whether an enterprise should consolidate a VIE is required to be performed continuously, due to changes to existing relationships or future transactions that may affect that determination.

The U.S. based consulting and staffing services business that was acquired by Magic through one of its wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. Magic is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

q.	Severance pay

Formula's and its Israeli subsidiaries' obligations for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of Israel's Severance Pay Law, 1963 (the "Severance Pay Law")) is calculated pursuant to the Severance Pay Law and employee agreements based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis. Employees are entitled to one month's salary for each year of employment or a portion thereof. The severance pay liability to the Company's Israeli employees pursuant to Israeli law and employment agreements is covered in part by managers' insurance policies, for which Formula and its Israeli subsidiaries make monthly deposits with insurance policies. The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash-surrendered value of these policies and is recorded as an asset on the Company's consolidated balance sheets.

Formula's and its Israeli subsidiaries' agreements with certain of their Israeli employees are entered into in accordance with Section 14 of the Severance Pay Law. Payments in accordance with Section 14 release the Company from any future severance payment obligations in respect of those employees. Deposits under Section 14 are not recorded as an asset on the Company's balance sheet.

Total expenses in respect of severance pay for the years 2010, 2011 and 2012 were $ 1,300, $ 1,391 and $ 3,264, respectively.

r.	Revenue Recognition

The Company, through Formula's subsidiaries, derives its revenues primarily from the sale of IT services which also include: software products, including maintenance, integration and infrastructure, training and deployment. In addition, the Company generates revenues from the sale of software licenses, related maintenance and technical support, as well as related IT professional services and implementation and post-implementation consulting services.

Revenues from IT services are generally recognized in accordance with ASC 605, "Revenue Recognition" and Staff Accounting Bulletin No. 104, "Revenue Recognition in Financial Statements" when IT service is provided and the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable.

Revenues derived from software license agreements are recognized in accordance with ASC 985-605 "Software - revenue recognition" when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and recognized as revenue.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Revenues from professional services provided on an hourly basis which are not deemed essential to the functionality of the licenses are recognized as the services are rendered.

Revenues from time-and-materials contracts for which the Company is reimbursed for labor hours at fixed hourly billing rates are recognized as revenues as the services are provided.

Certain of the software license sales may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Company also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

Revenues from license fees that involve significant implementation and customization of the Company's software to customer specific requirements and which are considered essential to the functionality of the product (for example when the Company sells software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with significant implementation that is considered essential to the functionality of the license) are generated by fixed-price or time-and-materials contracts. Revenues generated by fixed-price contracts are recognized in accordance with ASC 605-35 "Revenue Recognition - Construction-Type and Production-Type Contracts" using the percentage-of-completion method. The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of each of December 31, 2011 and 2012, no estimated losses were identified.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met.

Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

s.	Provision for warranty

The Company records provision for warranty in respect of products and service based on past experience. Amount of warranty provision is immaterial.

t.	Advertising costs

The Company records advertising expenses as incurred. Advertising costs amounting to $ 2,400, $ 2,500 and $ 2,645 were recorded in the years 2010, 2011 and 2012, respectively.

u.	Income taxes

Formula and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes." This codification prescribes the use of the "asset and liability" method, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Formula and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

Formula and its subsidiaries utilize a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step Formula and its subsidiaries evaluate a tax position taken or expected to be taken in a tax return by determining whether the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

v.	Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

w. Treasury shares

In prior years, Formula repurchased its ordinary shares and holds them as treasury shares. These shares are presented as a reduction of equity, at their cost.

x.	Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables, marketable securities and foreign currency derivative contracts. The majority of the Group's cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Group's trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Japan. The Group performs ongoing credit evaluations of its customers and has established an allowance for doubtful accounts based upon factors relating to the credit risk of specific customers and other information. In certain circumstances, Formula and its subsidiaries may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management's experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The bad debt expense for the years ended December 31, 2010, 2011 and 2012 was $ 487, $ 658 and $ 1,014, respectively. To date, the Company has not experienced any material losses on its accounts receivable. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

The Company transfers financial assets from time to time. The transfer of financial assets is typically performed by the sale of receivables to a financial institution. ASC 860, "Transfers and Servicing," establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. All sales of receivable were closed during the years and as so there are no outstanding sales of receivables as of December 31, 2010, 2011 and 2012.

The agreements pursuant to which the Company sells its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The Company has entered into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company's non-dollar currency exposure (see Note 2(z) below).

y.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation." which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income. The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company and all of its subsidiaries but one )Matrix, which use the Black-Scholes option-pricing model to measure the fair values of the awards at the date of grant) measure and recognize compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

Stock based compensation expenses recorded on the subsidiaries' level are presented in non-controlling interests.

The fair value for Formula's subsidiaries' share options granted to employees and directors was estimated using the following weighted-average assumptions:

Magic (the Binomial model):

	Year ended December 31,
	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate*	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple** (employees)	2.3	2.7
Suboptimal exercise multiple** (executives)	3	3.2

*)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
**)	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.

In September 2012, the Magic board of directors adopted a dividend distribution policy under which it will distribute in each year a dividend of up to 50% of its annual distributable profits. Therefore, Magic will use an expected dividend yield for its future grants. During 2012, there were no grants, nor any modifications in Magic's share options.

Sapiens (the Binomial model):

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to that of Sapiens’ employee stock options. The dividend yield assumption is based on Sapiens’ historical dividend payouts and expectation of future dividend payouts by Sapiens. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of Sapiens’ share price.

There were no grants by Matrix during 2010 and 2012. During 2011, Matrix granted 2,250,000 options. The fair value of those options was estimated by using the following assumptions under the Black-Scholes model:

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%

For grants to Formula's employees - see Note 12

z.	Derivatives instruments

A significant portion of the Company's revenues and expenses is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The Company mainly uses derivative instrument arrangements to hedge a portion of anticipated foreign exchange-denominated payroll and related payments.

The derivative instruments primarily hedge or offset exposures to Euro, Japanese Yen and New Israeli Shekel ("NIS") exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by Formula and its subsidiaries are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

Magic has instituted a foreign currency cash flow hedging program, using forward contracts and put and call options, in order to hedge against the risk of overall changes in future cash flows, hedging portions of their forecasted expenses denominated in NIS with currency forward contracts and put and call options. These forward and option contracts are designated as cash flow hedges. Matrix's and Sapiens' transactions did not qualify as hedging instruments under ASC 815, however, which resulted in recognition of gains or losses related to the transactions in current earnings during the period.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 2,591 and $ 4,119 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase NIS with Euros was none and $ 4,106 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 506 as of December 31, 2011 and none as of December 31, 2012. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was none as of December 31, 2011 and $ 1,276 as of December 31, 2012.

At December 31, 2012, the effective portion of the Company's cash flow hedges before the effect of taxes was $ 16, all of which is expected to be reclassified from accumulated other comprehensive income to revenues within the next 12 months.

In 2012, 2011 and 2010 the ineffective net gain (loss) amounts and amounts related to derivatives not classified as hedging amounts recognized in the statements income were 4, 59 and 270, respectively.

aa.	Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income." This codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivatives instruments designated as a hedge, and unrealized gain and loss on available-for-sale marketable securities.

ab.	Fair value measurement

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity; and

Level 3	-	Unobservable inputs which are supported by little or no market activity (for example, cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

ac.	Reclassifications

Certain comparative figures have been reclassified to conform to the current-year presentation.

ad.	Capital lease

The Group has accounted for its assets which are under a capital lease arrangement in accordance with ASC 840 "Leases." Accordingly, assets under a capital lease are stated as assets of the Group on the basis of ordinary purchase prices (without the financing component), and depreciated according to the usual depreciation rates applicable to such assets. The lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

ae.	Recently issued accounting pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.

ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company on January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption is not expected to have a material impact on the Company's consolidated results of operations or financial condition.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	On January 17, 2010, Magic, through one of its U.S subsidiaries, completed the acquisition of a consulting and staffing services business of a U.S-based IT services company, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining $ 5,400 has been paid as of December 31, 2012.

In accordance with ASC 805-30-35-1 the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and is amortized using the interest method during the relevant period into financial expenses. As a result, since the acquisition the Company recorded financial expenses of $ 183, $ 110 and $ 48 during 2010, 2011 and 2012, respectively.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and information technology industries.

The acquisition was accounted for using the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing on January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by the management of Magic, which was based upon a number of factors and, which relied in part upon assistance from independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

The Company amortizes its intangible assets over periods ranging from 4-15 years, based on two types of customer relationships identified.

b.	In 2010, Formula's subsidiaries, Matrix, Magic and Sapiens, completed the acquisition of additional activities for an aggregate total consideration of up to $ 8,080, of which as of December 31, 2011 and 2012 approximately $ 472 and $ 0, respectively, was contingent upon the acquired activities achieving certain performance targets. The aggregate total consideration includes $ 1,160 paid as an advance payment towards an acquisition concluded on January 1, 2012. During 2012 Formula and its subsidiaries paid approximately $ 693 of the aforementioned contingent consideration. As of December, 31, 2012, the Company has no additional consideration obligation with respect to any of the abovementioned acquisitions.

c.	On December 27, 2011, Magic completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $12,565. During 2012, the Company paid an additional amount of $ 140 with respect to the acquisition. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing on January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

*) In its financial statements for the year ended December 31, 2011 the Company included provisional amounts of the estimated fair values of the tangible and intangible assets acquired. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments to the provisional amounts of the fair value of the tangible and intangible assets and liabilities at the purchase date were an increase in value of the intangible assets of $ 1,465 and an increase in the value of the deferred revenues of $ 1,348. Adjustments recorded to profit and loss were immaterial.

Identifiable intangible assets, including customer relationships were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 4,430, $ 2,138 and $ 683 of the purchase price were allocated to customer relationships, developed technology and backlog, respectively. The Company amortizes the customer relationships, backlog and acquired technology over periods of 15 years, 15 years and 3.5 years, respectively.

d.	In 2011, the Company’s subsidiaries, Matrix and Magic, completed the acquisition of additional activities for an aggregate total consideration of up to $ 21,463, of which as of December 31, 2011 and 2012 the payment of approximately $ 1,100 and $ 1,250, respectively, was contingent upon the acquired activities achieving certain performance targets from 2011 through 2013.

e.	On August 21, 2011 Sapiens acquired all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for Life and Pension ("L&P"), and IDIT, a provider of insurance software solutions which focuses on the Property & Casualty ("P&C") market. Sapiens financed the acquisition mainly via the issuance of Sapiens shares, resulting in a dilution of Formula's interest in Sapiens from 75.6% to 42.2% and the Formula's loss of control of Sapiens, which, in turn, required the deconsolidation of Sapiens' results from the Company's financial statements. Following the loss of control, the Company maintained significant influence over Sapiens, and started using the equity method of accounting on Sapiens results.

Upon the loss of control, in 2011, the Company recognized a gain in an amount of $ 25,833, which is presented in the income statement as equity in gains of affiliated companies, net. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of the retained investment in Sapiens was measured according to Sapiens' share price on August 21, 2011 of $4.1 per share.

On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently-acquired companies) and other shareholders, resulting in Formula’s interest in Sapiens' outstanding common shares increasing from 47.3% to 52.1%, regaining a controlling interest in Sapiens and recording a gain in the amount of $ 3,410. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of retained investment in Sapiens was measured according to Sapiens' share price on January 27, 2012 of $4.28 per share.

The acquisition was accounted for using the purchase method. The results of operations of Sapiens have been consolidated commencing as of January 27, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 14f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sapiens' business. In performing the purchase price allocation, the fair value of intangible assets such as customer relationship was determined based on the income approach and core technology was valued using the relief from royalty method.

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2011 and 2012, as if Sapiens had been controlled by Formula during the entire period from January 1, 2011, after giving effect to purchase accounting adjustments, including amortization of intangible assets as well as the gains recorded upon the changes in control over Sapiens which occurred during the period. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$674,029	$753,392
Net income attributable to Formula Shareholders	$16,233	$21,143
Earnings per share
Basic	$1.20	$1.57
Diluted	$1.18	$1.51

f.	In July 2012, Magic acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $ 9,021, of which $ 4,990 was paid upon closing and the remaining $ 4,031 is to be paid during the next two years, of which, $ 1,414 is contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $ 2,617 in deferred payments. The Purchaser (Magic) and the seller hold mutual call and put options respectively for the remaining 20% interest. As a result of the put option, the Company recorded a redeemable non-controlling interest in an amount of $ 1,880.

As of December 31, 2012 the Company’s liability towards the sellers is estimated at $ 4,042. The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of July 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*) The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

g.	In January 2012, Matrix acquired a 60% interest in Exzac inc., a US risk management company in the field of risk management for financial institutions that deals in commerce, and which specializes in application services for enterprise fraud management, for a total consideration of $ 6,910, which may increase by up to $2,500, upon the acquired business meeting certain operational targets in 2012 through 2014.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses. As of December 31, 2012 the Company’s liability towards the sellers is estimated at $ 2,360.

The Purchaser (Matrix) and the seller hold mutual call and put options respectively for the remaining 40% interest. As a result of the put option, the Company recorded a redeemable non-controlling interest in the amount of $ 17,706.

The Company believes that the acquisition of this business will enable it to expand its professional services offering in the U.S and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of January 2, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 2, 2012:

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 3,195 and $ 338 of the purchase price were allocated to customer relationships and the backlog and non-compete agreements, respectively. The Company amortizes the customer relationships and backlog and non-compete agreement over periods of 4-5 years and 1-3 years, respectively.

On December 19, 2012 Matrix exercised its option to acquire from one of the sellers 20% interest in Exzac Inc., for a total consideration of $ 5,000 and an additional consideration determined based on a mechanism agreed between the parties which is based on the acquired business meeting certain operational targets in 2014. As of December 31, 2012 the Company’s liability towards the seller is estimated at $ 7,223. The purchaser and the remaining seller still hold mutual call and put options respectively for the remaining interest.

h.	During the year ended December 31, 2012, Formula and its subsidiaries completed 2 other acquisitions for a total cash consideration of approximately $9,400, of which $ 7,510 was attributed to goodwill and $ 1,890 on to acquired intangible assets. These acquisitions generally enhance the group's technologies, and our product offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Available For Sale [Text Block]
Note 4:-	Marketable securities

The Group invests in marketable debt and equity securities, which are classified as trading securities and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2011	2012
Short-term:
Trading securities (1)	13,106	13,976
Available-for-sale securities	1,241	890

Total short-term securities	14,347	14,866

Long-term:
Available-for-sale security (2)	2,746	331

Total long-term securities	2,746	331

(1)	The Company recognized trading gains (losses) in amounts of $ (197) and $ 957 during the years ended December 31, 2011 and 2012, respectively.

(2)	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for total consideration of $ 2,331 and recorded income of $ 31.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value

Available-for-sale:

Government bonds	407	-	28	435	407	-	20	427
Commercial bonds	2,871	67	67	2,871	192	-	45	237
Equity securities	1,149	518	50	681	449	-	108	557

Total available-for-sale marketable securities	4,427	585	145	3,987	1,048	-	173	1,221

Out of the unrealized losses as of December 31, 2011, $ 518, of losses was outstanding over a twelve month period. The fair value of the marketable securities that bore losses over a twelve month period as of December 31, 2011 was $ 513.

During the years ended December 31, 2011 and 2012, the Company recorded an impairment loss for its investment in equity securities in an amount of $ 514 and $ 700, respectively.

In 2011 and 2012, the Company received proceeds from sale and maturity of available for-sale marketable securities of $ 1,507 and $ 2,674, respectively, and recorded related net gains (losses) of $ 20 and $ 31 in financial income, respectively.

c.	The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

	Amortized	Gross unrealized gains (losses)		Estimated
	cost	Gains	Losses	fair value

Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

The following is the change in the other comprehensive income from available-for-sale securities during 2012 and 2011:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2011	(998)

Other than temporary impairment on marketable securities	714
Reclassification of earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(136)

Other comprehensive loss from available-for-sale securities as of December 31, 2011	(440)
Other than temporary impairment on marketable securities	700
Reclassification of earnings of realized gain from available-for-sale securities	(31)
Unrealized loss from available-for-sale securities	(56)

Other comprehensive loss from available-for-sale securities as of December 31, 2012	173

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 5:-	Fair value measurement

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2012 and 2011:

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	2,100	-	-	2,100
Government and corporate debentures	12,860	237	-	13,097
Foreign currency derivative contracts	-	253	-	253

Total financial assets	14,960	490	-	15,450

Liabilities:
Contingent consideration (**)	-	-	12,022	12,022

Total financial liabilities	-	-	12,022	12,022

Redeemable non-controlling interest **)	-	-	22,363	22,363

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	2,415	-	-	2,415
Government and corporate debentures	11,807	638	-	12,445
Auction rate securities (*)	-	-	2,233	2,233
Foreign currency derivative contracts	-	42	-	42

Total financial assets	14,222	680	2,233	17,135

Liabilities:
Contingent consideration (**)	-	-	3,590	3,590

Total financial liabilities	-	-	3,590	3,590

Redeemable non-controlling interest **)	-	-	11,469	11,469

(*)	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.

(**)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

The following table summarizes the Company’s activity with respect to those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2011	2012

Carrying value as of January 1	2,373	2,233
Sale of financial assets	-	(2,331)
Net changes in fair value	60	67
Realized gain	-	31
Impairment due to credit loss	(200)	-

Carrying value as of December 31	2,233	-

The following table summarizes the activity for those financial liabilities and redeemable non-controlling interests where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2011	2012

Carrying value as of January 1	5,915	15,059
Acquisition of new subsidiary	12,583	28,455
Repayment of contingent consideration	(2,030)	(8,907)
Exchange differences	(1,361)	177
Net changes in fair value	(48)	(399)

Carrying value as of December 31	15,059	34,385

INVESTMENTS IN AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2012
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Investments In and Advances to Affiliates, Schedule of Investments [Text Block]
Note 6:-	Investments in affiliated companies

The following table summarizes activity related to formula’s investment in affiliates:

2012

January 1, 2012	75,996
Equity in gains of affiliated	334
Purchase of additional shares	7,408
Exchange differences	806
Gain of control in an affiliated company (see Note 3(e))	(82,650)

December 31, 2012	1,894

Following are details relating to the financial position and results of operations of affiliates in the aggregate:

a.	Group's share of its associates' statement of financial position based on the interests therein as of the below reporting dates:

	December 31,
	2011	2012

Current assets	20,977	1,801
Noncurrent assets *)	80,166	438
Current liabilities	15,842	276
Noncurrent liabilities	9,305	69

	75,996	1,894

Other investments	1,111	1,128

	77,107	3,022

*)	Includes balances of other intangibles and goodwill in an amount of $ 23,521 as of December 31, 2011 and includes balance of goodwill in an amount of $ 398 as of December 31, 2012.

b.	Group's share of its associates' statement of operation based on the interests therein during the periods shown below (with respect to the Group's interest in Sapiens, for the period from August 21, 2011 until January 27, 2012 only):

	Year ended December 31,
	2010	2011	2012

Revenues	6,592	18,016	5,750
Income (loss)	(1,070)	(206)	340

PROPERTY, PLANTS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY, PLANTS AND EQUIPMENT, NET

Composition:

	December 31,
	2011	2012
Cost:
Computers and equipment	16,972	31,771
Motor vehicles	578	641
Buildings	3,453	3,051
Leasehold improvements	11,582	15,393

	32,585	50,856
Accumulated depreciation:
Computers and equipment	9,209	21,807
Motor vehicles	243	352
Buildings	1,770	1,683
Leasehold improvements	2,198	5,555

	13,420	29,397

Depreciated cost	19,165	21,459

Depreciation expenses totaled $ 4,051, $ 4,260 and $ 5,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
Note 8:-	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

Balance as of January 1, 2011	166,495

Gain of control in subsidiaries	34,903
Adjustments due to finalized purchase price allocation	133
Realization as a result of loss of control	(26,519)
Foreign currency translation adjustments	(8,005)

Balance as of December 31, 2011	167,007

Gain of control in subsidiaries	155,942
Additional consideration in conjunction with prior acquisitions	140
Foreign currency translation adjustments	3,452

Balance as of December 31, 2012	326,541

The Company performed annual impairment tests during the fourth quarter of 2012 and did not identify any impairment losses (See Note 2(n)).

CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Capitalized Software Development and Other Intangible Assets Disclosure [Text Block]
Note 9:-	CAPITALIZED SOFTWARE DEVELOPMENT COSTS and OTHER Intangible Assets, Net

a.	Capitalized software development costs

The changes in capitalized software development costs during the years ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$24,412	$12,387

Realization as a result of loss of control	(13,788)	-
Addition as a result of gain of control in an affiliated company of newly-consolidated subsidiaries	-	20,326
Capitalization	8,300	8,433
Amortization	(6,300)	(8,100)
Functional currency translation adjustments	(237)	403

Balance at the year end	$12,387	$33,449

Amortization of capitalized software development costs for 2010, 2011 and 2012, was $ 9,100, $ 6,300 and $ 8,100, respectively. Amortization expense is included in cost of revenues. As for impairment of capitalized software development costs, see Note 2(m).

b.	Other intangible assets, net

(i)	Other intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2011	2012
Original amounts:
Customer relationship	23,281	50,795
Acquired technology	2,138	7,980
Other intangibles	4,320	5,338

	29,739	64,113
Accumulated amortization:
Customer relationship	7,633	17,609
Acquired technology	-	1,575
Other intangibles	1,396	3,515

	9,029	22,699

Total	20,710	41,414

(ii)	Amortized expenses totaled $ 2,300, $ 3,803 and $ 12,050 for the years ended December 31, 2010, 2011 and 2012, respectively.

(iii)	Estimated other intangible assets amortization for the years ended:

December 31,

2013	8,749
2014	7,016
2015	5,752
2016	4,802
2017	4,009
2018 and thereafter	11,086

Total	41,414

LIABILITIES TO BANKS AND OTHERS	12 Months Ended
Dec. 31, 2012
Liabilities To Banks and Others [Abstract]
Liabilities To Banks and Others [Text Block]
Note 10:-	Liabilities to Banks and Others

a.	Composition:

	December 31, 2012	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
	Interest rate		December 31, 2012			December 31, 2011
	%

	4.6-5.9	NIS - Unlinked	69,026	11,043	57,983	26,450
	Libor+ 4.05	USD -Unlinked	8,050	4,050	4,000	8,000
		Other	3,250	574	2,676	9

Total			80,326	15,667	64,659	34,459

b.	Maturity dates:

	December 31,
	2011	2012

First year (current maturities)	11,689	15,667
Second year	8,918	17,623
Third year	9,025	15,899
Fourth year	5,150	12,049
Fifth year	5,053	11,010
Sixth year and thereafter	6,313	8,078

Total	46,148	80,326

c.	For details of liens, guarantees and credit facilities, see Note 14.

DEBENTURES	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 11:-	Debentures

a.	Comprised as follows:

		Interest	December 31,
	Linkage	rate	2011	2012

Non-convertible debentures (b)	CPI	5.15%	46,718	15,735

Less - current maturities of debentures			(31,472)	(15,735)

Total			15,246	-

b.	Non-convertible debentures:

The above-listed non-convertible debentures were issued and sold by Matrix in August 2007 for an aggregate amount of NIS 250,000 (approximately $ 62,000).

The debentures bear interest at an annual rate of 5.15% plus additional 0.5% until the debentures were to be listed for trading on the TASE. Interest is paid every six months commencing on December 31, 2007 through December 31, 2013. On February 21, 2008, Matrix listed the debentures for trading on the TASE. The principal amount owed under the debentures will be repaid in four equal annual installments on December 31 of each of the years 2010 through 2013. The principal and interest owed under the debentures are linked to the Israeli consumer price index ("CPI"). The fair value of the debentures as of December 31, 2011 and 2012 was $ 47,701 and $ 16,404 respectively. See Note 14 for information regarding covenants related to the non-convertible debentures.

In 2008, Matrix repurchased outstanding debentures with a value amounting to $ 12,600.

EMPLOYEE OPTION PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 12:-	Employee Option Plans

a.	In March 2008, Formula's shareholders approved the adoption of Formula's 2008 Employee and Officer Share Option Plan (the "2008 plan"). Pursuant to the 2008 plan, the Company may grant from time to time to the Formula’s and its subsidiaries' employees and officers (who are not Formula's controlling shareholders) options to purchase up to 400,000 ordinary shares of Formula. The 2008 plan is administered by Formula's board of directors or by an option committee to be appointed by the board. The 2008 plan provides that options may be granted, from time to time, to such grantees to be determined by the board or the option committee, at an exercise price and under such terms to be determined at their sole and absolute discretion. Options may be granted under the 2008 plan through January 2018.

In January 2009, Formula granted to its chief executive officer, in connection with his new service agreement, options to purchase 396,000 ordinary shares. These options vested over a three-year period, commencing on December 17, 2008, on a quarterly basis. The exercise price of the options was NIS 0.01 per share. The options were to expire six years after the date of grant. These options were amortized in accordance with the Group's option amortization methodology. In April 2010, the Company’s chief executive officer exercised all of the options. Total fair value of the grant was calculated based on the share price on the grant date and equaled $ 926 ($ 2.34 per share).

In March 2011, Formula's shareholders approved the adoption of Formula's 2011 Employee and Officer Share Option Plan (the "2011 plan"). Pursuant to the 2011 plan, the Company may grant from time to time to the Company's and its subsidiaries' employees and officers (which are not Formula's controlling shareholders) options to purchase up to 545,000 ordinary shares of Formula. The 2011 plan is administered by Formula's board of directors or by an option committee to be appointed by the board. The 2011 plan provides that options may be granted, from time to time, to such grantees to be determined by the board or the option committee, at an exercise price and under such terms to be determined at their sole and absolute discretion. Options may be granted under the plan through March 2021. In 2012, the Company increased the amount of ordinary shares reserved for issuance under the 2011 plan by 1,200,000 options.

In March 2011, concurrently with the amendment and extension of Formula chief executive officer's service agreement, the Company approved him a grant of options exercisable for an additional 543,840 ordinary shares. The options vest in equal quarterly installments, over a four year period that commence in December 2011 and concludes in December 2015. The exercise price of the options is NIS 0.01 per share. These options are amortized in accordance with the Group's option amortization methodology. In May 2011, the chief executive officer exercised all of these options for redeemable restricted shares, for which the Company's redemption right was to lapse in accordance with the remaining vesting schedule for the unvested options from which they arose. Total fair value of the grant was calculated based on the share price on the grant date and totaled $ 9,055 ($ 16.65 per share).

In December 2011, at which time Formula was negotiating an amendment and an extension of its chief executive officer's service agreement, it redeemed all of the above-described 543,840 shares for no consideration. In March 2012, concurrently with the amendment and extension of its chief executive officer's service agreement, Formula approved a grant of options to its chief executive officer, exercisable for 1,122,782 ordinary shares as long as (i) the chief executive officer is a director of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer's willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest in equal quarterly installments over an eight year period that commences in March 2012 and concludes in December 2019. The exercise price of the options is NIS 0.01 per share. These options are amortized in accordance with the Group's option amortization methodology. The new grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Total fair value of the grant was calculated based on the share price on the grant date and totaled $ 18,021 ($ 16.05 per share). Notwithstanding the foregoing, the options granted can be exercised by the chief executive officer, at any time, whether vested or not, provided that any shares that will be issued upon the exercise of the options that are unvested at the time of such exercise shall be redeemable shares, which shall vest according to the vesting periods provided for the options.

b.	Formula's subsidiaries grant, from time to time, options to their employees to purchase shares in the respective companies. The options were mainly granted during the years 1999-2011. In general, the options expire 7-10 years after grant. For further information with respect to expenses relating to the benefit to the employees, an additional disclosure required by ASC 718, see Note 2(y).

c.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	2	4	16
Research and development expenses	61	54	114
Selling and marketing expenses	75	92	82
General and administrative expenses	1,326	4,473	4,708

Total stock-based compensation expense	1,464	4,623	4,920

Magic:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,355,879	$2.31	6.46	$3,416
Granted	-	-
Exercised	(136,708)	$2.53
Expired and forfeited	(61,786)	$2.13

Outstanding at December 31, 2012	1,157,385	$2.74	5.87	$2,298

Exercisable at December 31, 2012	791,797	$2.54	4.86	$1,738
Vested and expected to vest at December 31, 2012	1,117,531	$2.70	5.77	$2,261

The weighted-average grant-date fair value of options to purchase Magic shares granted during the years ended December 31, 2010 and 2011 was $ 1.88 and $ 4, respectively. During 2012 no options were granted .The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This value would change based on changes in the market value of Magic's ordinary shares.

The total intrinsic value of Magic options exercised during the years ended December 31, 2010, 2011 and 2012 was $ 1,895, $ 2,197 and $ 572, respectively. As of December 31, 2012, there was $ 341 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic’s option plans. This cost is expected to be recognized over a weighted-average period of approximately three years.

Sapiens:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Sapiens:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	5,187,146	$1.97	4.56	$9,405
Granted	432,805	3.84
Exercised	(1,244,679)	$1.68
Expired and forfeited	(154,463)	$2.5

Outstanding at December 31, 2012	4,220,809	$2.21	3.91	$7,562

Exercisable at December 31, 2012	2,954,488	$1.88	3.35	$6,265

The weighted-average grant-date fair value of Sapiens options granted during the years ended December 31, 2010, 2011 and 2012 was $ 1.08, $ 2.25 and $ 1.96, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This value would change based on the changes in the market value of Sapiens' common shares.

The total intrinsic value of Sapiens options exercised for the years ended December 31, 2010, 2011 and 2012 was $ 16, $ 253 and $ 2,668, respectively. As of December 31, 2012, there was $ 1,666 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Sapiens option plans. This cost is expected to be recognized over a weighted-average period of approximately four years.

Matrix:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	2,191,665	$4.57	3.73	$1,162
Granted	-	-
Exercised	(91,665)	$0.33
Expired and forfeited	-	$-

Outstanding at December 31, 2012	2,100,00	$3.85	2.8	$976

Exercisable at December 31, 2012	-	$-	-	-

The weighted-average grant-date fair value of Matrix options granted during the year ended December 31, 2012 was $ 1.44. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This value would change based on the change in the market value of Matrix' ordinary shares. As of December 31, 2012, there was approximately $ 949 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under Matrix equity incentive plan. Those costs are expected to be recognized over a weighted-average period of two years. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011, and 2012 was $ 3,110, $ 738 and $ 376, respectively.

LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Note 13:-	Liability in respect of capital lease

The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2012:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year	556	103	453
Second year until fifth year	1,987	254	1,733

Total	2,543	357	2,186

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 14:-	Commitments and Contingencies

a.	Liens:

Pursuant to a bank credit agreement, a lien has been incurred by the Company over a certain portion of its investment in outstanding shares of Matrix and Sapiens.

b.	Guarantees:

1.	The Group has provided bank guarantees in an aggregate of approximately $ 11,600 as security for its subsidiary companies’ performance of various contracts with customers. If the subsidiaries were to breach certain terms of such contracts, the customers could demand that the banks providing the guarantees distribute the amounts claimed to be due.

2.	Subsidiaries have provided bank guarantees aggregating to $ 5,200 as security for rent to be paid for their offices and credit lines from banks. If the subsidiaries were to breach certain terms of their leases, the lessors could demand that the banks providing the guarantees distribute the amounts claimed to be due.

c.	Covenants:

In connection with the Group's credit facility agreements, primarily Matrix, with various financial institutions and in connection with non-convertible debentures, the Group committed to the following:

1.	To maintain certain financial ratios. The Group has met the financial ratios as of December 31, 2011 and 2012.

2.	Matrix committed not to grant a security interest in all or substantially all of its assets.

3.	Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards ("IFRS") to be less than NIS 275,000 (approximately $ 74,000). As of December 31, 2012, Matrix's equity was approximately NIS 566,000 (approximately $ 152,000) (as measured based on IFRS).

d.	Legal proceedings:

1.	In 2010, a former customer of Sapiens filed a claim in the arbitration court in Warsaw, Poland against Sapiens, for damages allegedly caused by Sapiens with respect to a license and services contract with such former customer entered into a few years before. A settlement was reached in October 2011 under which Sapiens paid 1,100 Euro ($1,509) and recovered an amount of $ 1,200 from an insurance company.

2.	In August 2009, a software company and one of its owners filed an arbitration proceeding against Magic and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs are seeking damages in an amount of approximately $13,900. The arbitrator determined that both Magic and the subsidiary breached the non-disclosure agreement, but closing summaries regarding damages have not yet been submitted

In June 2011 the plaintiffs filed a motion to allow them to amend the claim by adding new causes of action and increasing the damages claimed in the lawsuit by approximately an additional NIS 238 million (approximately $ 63,800) based on new arguments. Following discussions between the parties, the arbitrator rejected the motion and determined that if the plaintiffs wish to claim the additional damages (and the additional causes of action) they should do so in a separate legal proceeding. To date the plaintiffs have not filed an additional lawsuit.

At this time, given the multiple uncertainties involved and due to the highly speculative nature of the damages sought by the plaintiff, which leaves a wide discretion to the arbitrator in quantifying and awarding the damages, Magic was unable to estimate the amount of the probable loss, if any, to be recognized.

3.	In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company applies ASC 450, "Contingencies," and accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Company has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material. Furthermore, in respect of its ordinary course legal, administrative and regulatory proceedings (that is, other than the particular material proceedings described above), the Company estimates, in accordance with the procedures described above, that as of the current time there is no reasonable possibility that it will incur material losses exceeding the non-material amounts already recognized.

e.	Operating lease commitments:

The following are details of the Company’s future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2012:

2013	21,837
2014	14,555
2015	9,357
2016	6,848
2017	6,117
2018 and Thereafter	4,496

63,210

Rent expenses for the years 2010, 2011 and 2012, were approximately $ 15,000, $ 13,000 and $ 15,559, respectively.

f.	Royalty commitments

Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel’s Office of the Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the OCS, Sapiens Technologies agreed to pay 3%-3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expenses amounted to $ 614, $ 340 and $574 in 2010, 2011 and 2012, respectively, and are included in cost of revenues. Royalty expenses in 2012 were set off completely by a reversal of a liability which was recorded as a reduction of cost of revenues in 2012. The liability was recorded as part of the purchase price allocation performed upon the gain of control over Sapiens (see Note 3(e)).

As of December 31, 2012, Sapiens had a contingent liability to pay royalties of approximately $ 8,360, of which $ 3,166 was recorded as liability.

EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 15:-	Equity

The composition of the Company’s share capital is as follows:

	December 31, 2012			December 31, 2011
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	14,164,620	13,596,000	25,000,000	14,164,620	13,596,000

a.	Formula's ordinary shares, par value NIS 1 per share, are traded on the TASE and Formula's ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its ordinary shares.

c.	In April 2010, Formula distributed a cash dividend of approximately $20,000.

d.	In May 2011, Formula distributed a cash dividend of approximately $10,000.

e.	For information concerning the Company's employee and officer share option plan, see Note 12.

f.	In December 2010, Magic consummated a private placement of its ordinary shares and warrants with several institutional and private investors, issuing 3,287,616 ordinary shares at a price of $ 6.5 per share and in a total amount of $ 20,290 net of issuance expenses. In addition, certain of the purchasers received warrants to purchase up to an aggregate of 1,134,231 Magic ordinary shares at an exercise price of $ 8.26 per share. The warrants are exercisable as of six months from the date of issuance, have a term of three years, and the exercise price is subject to future adjustment for various events, such as stock splits or dividend distributions.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 16:-	Income Taxes

a.	Israeli taxation:

1.	Taxable income of Israeli companies was (or is, as appropriate) subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

Some operations of certain of Formula's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status pursuant to the Investment Law, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the

Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation.

For all the above referred to operations, the benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Investment Law and related regulations (see below). Should any of Formula's Israeli subsidiaries fail to meet such requirements in the future, income attributable to the relevant entity's Approved Enterprise or Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2012, management believes that Formula's Israeli subsidiaries are in compliance with all of the conditions required by the Investment Law.

Effective January 1, 2011, the Israeli Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). Under the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Formula's Israeli subsidiaries entire preferred income (as defined under the Amendment). These subsidiaries will be able to opt to apply (the election is irrevocable) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969 (or the "Industrial Encouragement Law:

It is Formula’s management belief that some of its subsidiaries currently qualify as an "Industrial Company," as defined by the Industrial Encouragement Law. That Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these subsidiaries are entitled to certain tax benefits including, inter alia, accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

4.	Commencing in 2005, some of Sapiens Israeli subsidiaries have elected to file their tax returns under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, commencing in 2005, results of those subsidiaries for tax purposes are measured in U.S. dollars.

b.	Subsidiaries outside Israel:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective jurisdictions of domicile. None-of Israeli income taxes, foreign withholding taxes nor deferred income taxes has been provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

c.	Net operating loss carryforwards:

Formula

Formula had cumulative losses for tax purposes as of December 31, 2012 totaling approximately $ 67,800 (as of December 31, 2011, the amount was $ 65,600), which can be carried forward and offset against taxable income in the future for an indefinite period,

Matrix

Matrix had cumulative losses for tax purposes as of December 31, 2012 totaling approximately $ 38,100 (as of December 31, 2011, the amount was $ 43,400), which can be carried forward and offset against taxable income in the future for an indefinite period,

Magic

As of December 31, 2012, Magic and its Israeli subsidiaries had operating loss carryforwards of $ 19,596, which can be carried forward and offset against taxable income in the future for an indefinite period. Magic's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,199 as of December 31, 2012, to offset against future taxable income. Magic's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $ 3,835 as of December 31, 2012, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Sapiens

As of December 31, 2012, certain subsidiaries of Sapiens had tax loss carry-forwards totaling approximately $ 54,400 which can be carried forward and offset against taxable income with expiration dates ranging from 2013 and onwards. Most of these carry-forward tax losses have no expiration date.

Formula and its subsidiaries had cumulative losses for tax purposes as of December 31, 2012 totaling approximately $ 188,600 (as of December 31, 2011, the amount was $ 148,400), of which $ 162,600 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period, and approximately $ 26,000 of which was in respect of companies abroad (as of December 31, 2011, that amount was $ 9,800).

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on a consideration of these factors, the Company recorded a valuation allowance as detailed in Note 16(e) below.

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula and its subsidiaries:

Formula

Formula's tax years 2009 through 2012 remain subject to examination by the Israeli Tax Authorities.

Matrix

Matrix and its subsidiaries have final tax assessments as of the year 2010 and 2008, respectively.

Magic

Magic (the Israeli entity) and its Israeli subsidiaries have received final tax assessments through the year 2008. Non-Israeli subsidiaries of Magic are taxed according to the tax laws in their respective jurisdictions of domicile. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to adjustment for foreign tax credits) and foreign withholding taxes.

Sapiens

As of December 31, 2012, most of the Sapiens' Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2008 through 2012, to U.S. federal income tax audits for the tax years of 2009 through 2012.

e.	Deferred taxes:

1.	Composition:

	December 31,
	2011	2012

Net operating losses carried forward	33,753	44,822
Allowances, reserves and intangible assets	4,651	592
Capitalized software costs	(1,575)	(3,140)
Differences in measurement basis (cash basis for tax purposes)	(6,745)	(6,770)

	30,084	35,504
Valuation allowance	(19,984)	(25,419)

Total	10,100	10,085

2.	Presentation in balance sheets:

	December 31,
	2011	2012

Other current assets	6,254	7,527
Other non-current assets	11,630	13,618
Other current liabilities	(2,509)	(3,076)
Long-term liabilities	(5,275)	(7,984)

	10,100	(10,085)

f.	Income before taxes on income:

	Year ended December 31,
	2010	2011	2012

Domestic	31,153	32,692	37,430
Foreign	11,463	10,258	12,893

Total	42,616	42,950	50,323

g.	Income taxes included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Current taxes:

Domestic	8,149	8,351	5,955
Foreign	1,750	1,136	1,113

	9,899	9,487	7,068
Deferred taxes:

Domestic	(4,004)	(3,948)	(453)
Foreign	649	150	(32)

Deferred taxes, net	(3,355)	(3,798)	(485)

Taxes on income	6,544	5,689	6,583

h.	Theoretical tax:

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2010	2011	2012

Income before income taxes, as per the statement of operations	42,616	42,950	50,323

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax expense	10,654	10,308	12,581
Reconciliation:
Non-deductible expenses	238	1,539	1,965
Effect of different tax rates	631	922	547
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(3,438)	883	(761)
Effect of change in Israel tax rates	-	(1,606)	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(3,231)	(6,692)	(4,179)
Uncertain tax position	1,636	297	(1,260)
Taxes in respect of prior years	735	(707)	(2,456)
Other	(681)	745	146

Income taxes as per the statement of operations	6,544	5,689	6,583

Effective tax rate - in %	15.4%	13.2%	13.1%

i.	Uncertain tax positions:

During the years ended December 31, 2010, 2011 and 2012, Formula and its subsidiaries recorded $ 1,636, $ 297 and $ (1,260) of tax expenses (benefit), respectively.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2011	2,106

Increase related to current year tax positions	1,363
Decrease related to prior years' tax positions	(512)

Decrease due to deconsolidation of Sapiens	(400)

Balance as of December 31, 2011	2,557

Increase due to consolidation of Sapiens	1,566

Increase related to current year tax positions	66
Decrease related to prior years' tax positions	(401)

Settlements with tax authorities	(925)

Balance as of December 31, 2012	2,863

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2010, 2011 and 2012, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $209, $ (154) and $ 97, respectively. In addition, the Group's consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $ 76 and $ 239 at December 31, 2011 and 2012, respectively, which is included within income tax accrual in the Group's consolidated balance sheets.

As of December 31, 2011 and 2012, there were no uncertain tax positions for which it was reasonably possible that the total amount of the Group's unrecognized tax benefits would significantly increase or decrease within 12 months.

As of December 31, 2012, the entire amount of unrecognized tax benefit (i.e., $2,863) could affect the Group's income tax provision and the effective tax rate.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
Note 17:-	Supplementary Financial Statement Information

Balance Sheets:

a.	Other accounts receivable:

Composition:

	December 31,
	2011	2012

Government departments	16,043	17,331
Employees (1)	274	368
Prepaid expenses and advances to suppliers	10,026	11,490
Deferred taxes	6,254	7,527
Restricted deposits	-	699
Other	984	1,195

Total	33,635	38,863

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

b.	Liabilities to Banks:

Composition:

	December 31,		December 31,
	2012		2011	2012
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	1,431	12
Short-term bank loans	Prime+0.1%		3,522	8,502
Current maturities of long-term loans from banks (see Note 10)			11,689	15,093

Total			16,642	23,607

c.	Other accounts payable:

Composition:

	December 31,
	2011	2012

Government institutions	17,325	14,391
Customer advances	1,028	917
Deferred taxes	2,509	3,076
Accrued royalties to the OCS (Note 14f)	-	1,170
Accrued expenses and other current liabilities	4,620	10,570

Total	25,482	30,124

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2010	2011	2012

Financial income	1,062	1,030	1,043
Financial costs related to long-term debt	(5,029)	(5,020)	(6,144)
Financial costs related to short-term credit and others	(2,527)	(1,599)	(1,828)
Gain (loss) from marketable securities, net (1) (2)	2,123	(911)	257

Total	(4,371)	(6,500)	(6,672)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2010, 2011 and 2012 in amounts of $ 2,276, $ (197) and $ 957, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2011 and 2012 of $ 714 and $ 700, respectively (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2010	2011	2012

gain on sale of fixed assets, net	-	(92)	(22)
Other loss (income)	231	(115)	(152)

Total	231	(207)	(174)

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through its three directly held subsidiaries: Matrix, Magic and Sapiens, respectively.

Matrix

Matrix provides software services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers' specific needs. Matrix also provides upgrading and expansion of existing software systems. Matrix software solutions and services include the following components: (i) development of dedicated customer software systems; (ii) customization of software developed by third parties to provide a response to customers' requirements; (iii) systems assimilation; (iv) offshore and domestic services, mainly for software developments and quality assurance and software testing; and (v) integration of all or part of these components. Matrix operates in sales and support of software products of leading worldwide vendors. Matrix supplies infrastructure solutions for computer and communication systems and hardware products. Matrix operates technological training and qualification centers providing advanced professional courses for hi-tech personnel, training and assimilation of computer systems, applications courses, professional training, soft-skills training and training for capital market operations.

Magic

Magic develops, market, sales and supports software development and deployment technology (the "Magic technology") and software solutions developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying business software applications that can be rapidly customized and integrated with existing systems meeting enterprises current needs.

Magic's offering provide software houses and enterprises the ability to create any type of business applications, leverage existing information technology resources, enhance business ability, and focus on core business priorities to gain maximum return on their existing and new IT investments. Magic technology also provides the option to deploy its software capabilities in the cloud, hosted in web services cloud computing environment.

Magic is known for its metadata driven, code-free approach, allowing users to focus on business logic rather than technological requirements. This approach forms the driving principle of both the Magic xpa application platform (formerly branded uniPaaS) and the Magic xpi business and process integration platform (formerly branded iBOLT). Both Magic xpa and Magic xpi enable enterprises to accelerate the process of building and deploying applications that can be rapidly customized and integrated with existing systems. In December 2011, Magic acquired Appbuilder, a development environment platform which follows 4GL development paradigm and is used for managing, maintaining and reusing complicated applications needed by large businesses.

Enterprises using AppBuilder can build, deploy and maintain large-scale custom-built business applications for years without being dependent on any particular technology. The deployment environments include IBM mainframe, Unix, Linux and Windows.

Magic also offers a broad range of flexible fee-based consulting services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, as well as supplemental staffing services.

Sapiens

Sapiens is a global provider of innovative software solutions for the financial services industry, with a focus on insurance. Sapiens offer its customers a broad range of software solutions and services comprised, primarily of: (i) Core software solutions for the Insurance industry – including Property & Casualty/General Insurance ("P&C") and Life, Annuities, Pension and retirement ("L&P") products; (ii) Business decision management solutions for all financial services, including insurance, banking and capital markets; (iii) Project delivery and implementation of mission-critical solutions using best practices.

Sapiens products and services enable its customers to modernize business processes, rapidly launch new products, build multiple distribution channels, adhere with new regulations and respond quickly to changes in the industry.

Sapiens' insurance solutions are deployed at leading insurance carriers globally. Sapiens' service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

From August 21, 2011, the date on which Formula lost its control in Sapiens, as described in Note 1, until January 27, 2012, the date on which Formula regained its control in Sapiens, as described in Note 1, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting and therefore were not considered an operating segment during this period.

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2012	514,931	104,110	126,380	745,421
2011	491,144	36,515	113,328	640,987
2010	409,272	52,235	88,578	550,085

Inter-segment sales:
2012	690	-	-	690
2011	370	-	-	370
2010	391	-	-	391

Operating income:
2012	33,525	7,825	15,645	56,995
2011	30,974	4,487	13,989	49,450
2010	31,412	6,476	9,099	46,987

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2012	325,203	99,598	103,807	528,608
2011	289,770	-	92,143	381,913

Goodwill:
2012	155,628	119,701	51,212	326,541
2011	121,241	-	45,766	167,007

Identifiable liabilities:
2012	189,080	46,580	23,859	259,519
2011	185,044	-	29,452	214,496

Depreciation and amortization:
2012	7,873	10,333	7,444	25,650
2011	5,893	3,430	5,040	14,363
2010	4,235	6,647	4,569	15,451

Investments in segment assets:
2012	3,157	1,327	510	4,994
2011	8,048	362	497	8,907
2010	4,103	662	583	5,348

The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2010	2011	2012

Revenues:
Revenues as above	550,085	640,987	745,421
Less inter-segment transactions	(391)	(370)	(690)

Revenues as per statements of operations	549,694	640,617	744,731

	December 31,
	2011	2012
Identifiable assets:
Total assets of operating segments	548,920	855,149
Assets not identifiable to a particular segment	122,217	26,067
Elimination of inter-segment assets and other	-	(296)

Total assets as per consolidated balance sheets	671,137	880,920

Identifiable liabilities:
Total liabilities of operating segments	214,496	259,519
Liabilities not identifiable to a particular segment	104,453	153,279
Elimination of inter-segment liabilities and other	-	(296)

Total liabilities as per consolidated balance sheets	318,949	412,502

g.	Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	17,946	19,328
United States	180	619
Europe	593	1,140
Japan	374	290
Other	72	82

Total	19,165	21,459

2.	Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2010	2011	2012

Israel	412,985	486,025	500,775
International:
United States	73,075	92,484	137,298
Europe	39,057	38,377	74,126
Other	24,577	23,731	32,532

Total	549,694	640,617	744,731

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2010	2011	2012

Numerator:
Net income basic earnings per share - income available to shareholders	18,379	42,962	24,030

Amount for diluted earnings per share - income available to shareholders	18,379	42,962	24,030

Weighted average shares outstanding
Denominator for basic net earnings per share	13,382	13,514	13,596
Effect of dilutive securities	141	155	194

Denominator for diluted net earnings per share	13,523	13,669	13,790

Basic net earnings per share	1.37	3.17	1.78

Diluted net earnings per share	1.36	3.11	1.72

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18:-	SUBSEQUENT EVENT

On March 11, 2013, Sapiens filed a prospectus with the Securities and Exchange Commission, using a "shelf" registration process. Under this process, Sapiens may from time to time offer and sell its common shares, in one or more offerings, up to a total amount of $40,000. In addition, under this process, certain shareholders of Sapiens may from time to time offer and sell up to 6,000,000 of Sapiens common shares in one or more offerings. See Note 1 regarding the Company's policy for maintaining control over its subsidiaries.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]	a. The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:
Use of Estimates, Policy [Policy Text Block]
b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional Currency [Policy Text Block]
c.	Financial statements in United States dollars

The currency of the primary economic environment in which the operations of Formula and certain of its subsidiaries are conducted is the U.S. dollar (the "dollar"); thus, the dollar is the functional currency of Formula and certain subsidiaries.

Formula's and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters." All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Consolidation, Policy [Policy Text Block]
d.	Principles of consolidation

The consolidated financial statements include the accounts of Formula as well as those of its subsidiaries in which it has controlling interests. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent company's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

A change in the parent company's ownership interest in a subsidiary that causes a loss of control is results in a deconsolidation of the subsidiary. Gain or loss is recognized upon the deconsolidation of a subsidiary, as the difference between (1) the sum of the fair value of any consideration received, the fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated, and the carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated, and (2) the carrying amount of the former subsidiary's assets and liabilities.

Non-controlling interests in subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified out of permanent equity, on the consolidated balance sheets.

The amounts of consolidated net earnings attributable to Formula's shareholders and to the non-controlling interests are presented in the consolidated statements of income.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	11,469
Net income attributable to redeemable non-controlling interests	(898)
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105

December 31, 2012	22,363

Cash and Cash Equivalents, Policy [Policy Text Block]
e.	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Short Term Deposits [Policy Text Block]
f.	Short-term and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects and credit lines from banks as well as, security deposits with respect to leases. Restricted deposits are classified on the Company’s consolidated balance sheets as other receivables. On December 31, 2012, the Company maintained a balance of $ 699 of restricted deposits.

Marketable Securities, Policy [Policy Text Block]
g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale or as trading and reported at fair value. Unrealized gains and losses from marketable securities classified as "available for sale" are excluded from earnings and are reported as a component in equity under "accumulated other comprehensive income (loss)." Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in Staff Accounting Bulletin ("SAB") Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities," are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer of the securities, and the intent and ability of the Company to retain its investment for a period of time that is sufficient to allow for any anticipated recovery in market value. During 2011 and 2012, $ 514 and $ 700, respectively, of other-than-temporary impairment on equity marketable securities were recorded. See further details in Note 4.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an-other-than-temporary impairment loss is deemed to exist and is recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned above do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporarily impaired.

For debt securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statements of income is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income.

During 2011 and 2012, the company recorded other-than-temporary impairment on debt marketable securities amounting to $ 200 and $ 0, respectively. See further details in Note 4. As of December 31, 2011 and 2012 there were no other then temporary losses in other comprehensive income related to non-credit loss factors.

Unrealized gains and losses from marketable securities classified as "trading" are reported in the consolidated statements of income.

Inventory, Policy [Policy Text Block]
h.	Inventories

Inventories are mainly comprised of hardware. Inventories are valued at the lower of cost or market value. Cost is determined on the "first in - first out" basis. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly. No such impairments have been recognized in any period presented.

Equity and Cost Method Investments, Policy [Policy Text Block]
i.	Investments in affiliates

Affiliates are companies over which significant influence is exercised, but which are not consolidated subsidiaries, and are accounted for by the equity method, net of write-down for decrease in value that is not of a temporary nature.

Property, Plant and Equipment, Policy [Policy Text Block]
j.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and peripheral equipment	6-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

Research and Development Expense, Policy [Policy Text Block]
k.	Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged as expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed."

The Group's technological feasibility is established upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

The Group assesses the recoverability of its intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economic useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2010, 2011 and 2012, no unrecoverable amounts were identified.

During the years ended December 31 2010, 2011 and 2012, capitalized software development costs of consolidated subsidiaries aggregated to approximately $ 9,000, $ 8,300 and $ 8,433, respectively, and amortized capitalized software development costs of consolidated subsidiaries aggregated to $ 9,100, $ 6,300 and $ 8,100, respectively.

Intangible Assets Excluding Goodwill [Policy Text Block]
l.	Other intangible assets

Other intangible assets are comprised mainly of customer-related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Amortization Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
m.	Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets and identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During each of the years ended December 31, 2010, 2011 and 2012, no impairment was identified.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
n.	Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles-Goodwill and Other," goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in 8 reporting units.

For the Company’s 2010 and 2011 annual impairment tests and as required by ASC 350, the Company compared the fair value of each of its reporting units to its carrying value ('step 1'). If the fair value exceeded the carrying value of the reporting unit net assets, goodwill was considered not impaired, and no further testing is required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill was determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss was recorded in an amount of the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that marketplace participants would consider in determining the fair value of each reporting unit.

As of December 31, 2010 and 2011, the estimated fair values of the Company’s reporting units ranged from 5% to 112% and from 10% to 28%, respectively, above their carrying values, thereby obviating the need to proceed to step 2 of the goodwill impairment test under ASC 350.

In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011 for all its reporting units, in its annual impairment test in 2012. This analysis determines that no indicators of impairment existed primarily because (1) the Company’s market capitalization was consistently substantially in excess of its book value, (2) the Company’s overall financial performance has been stable or improving since its respective acquisitions, and (3) forecasts of operating income and cash flows generated by the Company’s reporting units appear sufficient to support the book values of the net assets of each reporting unit.

For the reporting units which the performance of the two step impairment test was required, the Company performed the annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 resulting in no impairment losses for any of the Company's reporting units.

Business Combinations Policy [Policy Text Block]
o.	Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives (until their completion or abandonment), contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and changes in acquired income tax position are to be recognized in earnings.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
p.	Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. These include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. This guidance provides for a qualitative approach, based on which consolidation is appropriate if an enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination as to whether an enterprise should consolidate a VIE is required to be performed continuously, due to changes to existing relationships or future transactions that may affect that determination.

The U.S. based consulting and staffing services business that was acquired by Magic through one of its wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. Magic is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

Severance Pay [Policy Text Block]
q.	Severance pay

Formula's and its Israeli subsidiaries' obligations for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of Israel's Severance Pay Law, 1963 (the "Severance Pay Law")) is calculated pursuant to the Severance Pay Law and employee agreements based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis. Employees are entitled to one month's salary for each year of employment or a portion thereof. The severance pay liability to the Company's Israeli employees pursuant to Israeli law and employment agreements is covered in part by managers' insurance policies, for which Formula and its Israeli subsidiaries make monthly deposits with insurance policies. The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash-surrendered value of these policies and is recorded as an asset on the Company's consolidated balance sheets.

Formula's and its Israeli subsidiaries' agreements with certain of their Israeli employees are entered into in accordance with Section 14 of the Severance Pay Law. Payments in accordance with Section 14 release the Company from any future severance payment obligations in respect of those employees. Deposits under Section 14 are not recorded as an asset on the Company's balance sheet.

Total expenses in respect of severance pay for the years 2010, 2011 and 2012 were $ 1,300, $ 1,391 and $ 3,264, respectively.

Revenue Recognition, Policy [Policy Text Block]
r.	Revenue Recognition

The Company, through Formula's subsidiaries, derives its revenues primarily from the sale of IT services which also include: software products, including maintenance, integration and infrastructure, training and deployment. In addition, the Company generates revenues from the sale of software licenses, related maintenance and technical support, as well as related IT professional services and implementation and post-implementation consulting services.

Revenues from IT services are generally recognized in accordance with ASC 605, "Revenue Recognition" and Staff Accounting Bulletin No. 104, "Revenue Recognition in Financial Statements" when IT service is provided and the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable.

Revenues derived from software license agreements are recognized in accordance with ASC 985-605 "Software - revenue recognition" when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and recognized as revenue.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Revenues from professional services provided on an hourly basis which are not deemed essential to the functionality of the licenses are recognized as the services are rendered.

Revenues from time-and-materials contracts for which the Company is reimbursed for labor hours at fixed hourly billing rates are recognized as revenues as the services are provided.

Certain of the software license sales may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Company also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

Revenues from license fees that involve significant implementation and customization of the Company's software to customer specific requirements and which are considered essential to the functionality of the product (for example when the Company sells software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with significant implementation that is considered essential to the functionality of the license) are generated by fixed-price or time-and-materials contracts. Revenues generated by fixed-price contracts are recognized in accordance with ASC 605-35 "Revenue Recognition - Construction-Type and Production-Type Contracts" using the percentage-of-completion method. The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of each of December 31, 2011 and 2012, no estimated losses were identified.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met.

Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

Provision For Warranty [Policy Text Block]
s.	Provision for warranty
The Company records provision for warranty in respect of products and service based on past experience. Amount of warranty provision is immaterial.
Advertising Costs, Policy [Policy Text Block]
t.	Advertising costs
The Company records advertising expenses as incurred. Advertising costs amounting to $ 2,400, $ 2,500 and $ 2,645 were recorded in the years 2010, 2011 and 2012, respectively.
Income Tax, Policy [Policy Text Block]
u.	Income taxes

Formula and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes." This codification prescribes the use of the "asset and liability" method, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Formula and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

Formula and its subsidiaries utilize a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step Formula and its subsidiaries evaluate a tax position taken or expected to be taken in a tax return by determining whether the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Earnings Per Share, Policy [Policy Text Block]
v.	Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Treasury Stock [Policy Text Block]	w. Treasury shares In prior years, Formula repurchased its ordinary shares and holds them as treasury shares. These shares are presented as a reduction of equity, at their cost.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
x.	Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables, marketable securities and foreign currency derivative contracts. The majority of the Group's cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Group's trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Japan. The Group performs ongoing credit evaluations of its customers and has established an allowance for doubtful accounts based upon factors relating to the credit risk of specific customers and other information. In certain circumstances, Formula and its subsidiaries may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management's experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The bad debt expense for the years ended December 31, 2010, 2011 and 2012 was $ 487, $ 658 and $ 1,014, respectively. To date, the Company has not experienced any material losses on its accounts receivable. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

The Company transfers financial assets from time to time. The transfer of financial assets is typically performed by the sale of receivables to a financial institution. ASC 860, "Transfers and Servicing," establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. All sales of receivable were closed during the years and as so there are no outstanding sales of receivables as of December 31, 2010, 2011 and 2012.

The agreements pursuant to which the Company sells its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The Company has entered into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company's non-dollar currency exposure (see Note 2(z) below).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
y.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation." which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income. The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company and all of its subsidiaries but one )Matrix, which use the Black-Scholes option-pricing model to measure the fair values of the awards at the date of grant) measure and recognize compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

Stock based compensation expenses recorded on the subsidiaries' level are presented in non-controlling interests.

The fair value for Formula's subsidiaries' share options granted to employees and directors was estimated using the following weighted-average assumptions:

Magic (the Binomial model):

	Year ended December 31,
	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate*	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple** (employees)	2.3	2.7
Suboptimal exercise multiple** (executives)	3	3.2

*)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
**)	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.

In September 2012, the Magic board of directors adopted a dividend distribution policy under which it will distribute in each year a dividend of up to 50% of its annual distributable profits. Therefore, Magic will use an expected dividend yield for its future grants. During 2012, there were no grants, nor any modifications in Magic's share options.

Sapiens (the Binomial model):

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to that of Sapiens’ employee stock options. The dividend yield assumption is based on Sapiens’ historical dividend payouts and expectation of future dividend payouts by Sapiens. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of Sapiens’ share price.

There were no grants by Matrix during 2010 and 2012. During 2011, Matrix granted 2,250,000 options. The fair value of those options was estimated by using the following assumptions under the Black-Scholes model:

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%

For grants to Formula's employees - see Note 12

Derivatives, Policy [Policy Text Block]
z.	Derivatives instruments

A significant portion of the Company's revenues and expenses is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The Company mainly uses derivative instrument arrangements to hedge a portion of anticipated foreign exchange-denominated payroll and related payments.

The derivative instruments primarily hedge or offset exposures to Euro, Japanese Yen and New Israeli Shekel ("NIS") exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by Formula and its subsidiaries are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

Magic has instituted a foreign currency cash flow hedging program, using forward contracts and put and call options, in order to hedge against the risk of overall changes in future cash flows, hedging portions of their forecasted expenses denominated in NIS with currency forward contracts and put and call options. These forward and option contracts are designated as cash flow hedges. Matrix's and Sapiens' transactions did not qualify as hedging instruments under ASC 815, however, which resulted in recognition of gains or losses related to the transactions in current earnings during the period.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 2,591 and $ 4,119 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase NIS with Euros was none and $ 4,106 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 506 as of December 31, 2011 and none as of December 31, 2012. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was none as of December 31, 2011 and $ 1,276 as of December 31, 2012.

At December 31, 2012, the effective portion of the Company's cash flow hedges before the effect of taxes was $ 16, all of which is expected to be reclassified from accumulated other comprehensive income to revenues within the next 12 months.

In 2012, 2011 and 2010 the ineffective net gain (loss) amounts and amounts related to derivatives not classified as hedging amounts recognized in the statements income were 4, 59 and 270, respectively.

Comprehensive Income, Policy [Policy Text Block]
aa.	Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income." This codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivatives instruments designated as a hedge, and unrealized gain and loss on available-for-sale marketable securities.

Fair Value Measurement, Policy [Policy Text Block]
ab.	Fair value measurement

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity; and

Level 3	-	Unobservable inputs which are supported by little or no market activity (for example, cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Reclassification, Policy [Policy Text Block]
ac.	Reclassifications
Certain comparative figures have been reclassified to conform to the current-year presentation.
Lease, Policy [Policy Text Block]
ad.	Capital lease

The Group has accounted for its assets which are under a capital lease arrangement in accordance with ASC 840 "Leases." Accordingly, assets under a capital lease are stated as assets of the Group on the basis of ordinary purchase prices (without the financing component), and depreciated according to the usual depreciation rates applicable to such assets. The lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

New Accounting Pronouncements, Policy [Policy Text Block]
ae.	Recently issued accounting pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.

ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company on January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption is not expected to have a material impact on the Company's consolidated results of operations or financial condition.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Minority Interest [Table Text Block]
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership and control
	December 31,
	2011	2012
Name of subsidiary (affiliate)

Matrix	50.0	50.1
Magic	51.1	52.3
Sapiens*	47.3	56.6

*)	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest [Table Text Block]

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	11,469
Net income attributable to redeemable non-controlling interests	(898)
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105

December 31, 2012	22,363

Property Plant and Equipment Depreciation Rate [Table Text Block]

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and peripheral equipment	6-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule Of Other Intangible Assets [Table Text Block]

Other intangible assets are comprised mainly of customer-related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Amortization Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

Magic [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]

Magic (the Binomial model):

	Year ended December 31,
	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate*	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple** (employees)	2.3	2.7
Suboptimal exercise multiple** (executives)	3	3.2

*)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
**)	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.

Sapiens [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]

Sapiens (the Binomial model):

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

Matrix [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]

There were no grants by Matrix during 2010 and 2012. During 2011, Matrix granted 2,250,000 options. The fair value of those options was estimated by using the following assumptions under the Black-Scholes model:

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed As Of January 17 2010 [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Schedule Of Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed As Of December 27 2011 [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

*) In its financial statements for the year ended December 31, 2011 the Company included provisional amounts of the estimated fair values of the tangible and intangible assets acquired. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments to the provisional amounts of the fair value of the tangible and intangible assets and liabilities at the purchase date were an increase in value of the intangible assets of $ 1,465 and an increase in the value of the deferred revenues of $ 1,348. Adjustments recorded to profit and loss were immaterial.

Schedule Of Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed As Of January 27, 2012 [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 14f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

Schedule Of Business Acquisitions Satements Of Income [Table Text Block]

This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$674,029	$753,392
Net income attributable to Formula Shareholders	$16,233	$21,143
Earnings per share
Basic	$1.20	$1.57
Diluted	$1.18	$1.51

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*) The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 2, 2012:

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
The following is a summary of marketable securities:

	December 31,
	2011	2012
Short-term:
Trading securities (1)	13,106	13,976
Available-for-sale securities	1,241	890

Total short-term securities	14,347	14,866

Long-term:
Available-for-sale security (2)	2,746	331

Total long-term securities	2,746	331

(1)	The Company recognized trading gains (losses) in amounts of $ (197) and $ 957 during the years ended December 31, 2011 and 2012, respectively.

(2)	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for total consideration of $ 2,331 and recorded income of $ 31.

Available-for-sale Securities [Table Text Block]
The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value

Available-for-sale:

Government bonds	407	-	28	435	407	-	20	427
Commercial bonds	2,871	67	67	2,871	192	-	45	237
Equity securities	1,149	518	50	681	449	-	108	557

Total available-for-sale marketable securities	4,427	585	145	3,987	1,048	-	173	1,221

Available For Sale Marketable Securities [Table Text Block]
The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

	Amortized	Gross unrealized gains (losses)		Estimated
	cost	Gains	Losses	fair value

Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

Schedule Of Other Comprehensive Income Of Available For Sale Securities [Table Text Block]

The following is the change in the other comprehensive income from available-for-sale securities during 2012 and 2011:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2011	(998)

Other than temporary impairment on marketable securities	714
Reclassification of earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(136)

Other comprehensive loss from available-for-sale securities as of December 31, 2011	(440)
Other than temporary impairment on marketable securities	700
Reclassification of earnings of realized gain from available-for-sale securities	(31)
Unrealized loss from available-for-sale securities	(56)

Other comprehensive loss from available-for-sale securities as of December 31, 2012	173

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2012 and 2011:

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	2,100	-	-	2,100
Government and corporate debentures	12,860	237	-	13,097
Foreign currency derivative contracts	-	253	-	253

Total financial assets	14,960	490	-	15,450

Liabilities:
Contingent consideration (**)	-	-	12,022	12,022

Total financial liabilities	-	-	12,022	12,022

Redeemable non-controlling interest **)	-	-	22,363	22,363

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	2,415	-	-	2,415
Government and corporate debentures	11,807	638	-	12,445
Auction rate securities (*)	-	-	2,233	2,233
Foreign currency derivative contracts	-	42	-	42

Total financial assets	14,222	680	2,233	17,135

Liabilities:
Contingent consideration (**)	-	-	3,590	3,590

Total financial liabilities	-	-	3,590	3,590

Redeemable non-controlling interest **)	-	-	11,469	11,469

(*)	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.

(**)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table summarizes the Company’s activity with respect to those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2011	2012

Carrying value as of January 1	2,373	2,233
Sale of financial assets	-	(2,331)
Net changes in fair value	60	67
Realized gain	-	31
Impairment due to credit loss	(200)	-

Carrying value as of December 31	2,233	-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table summarizes the activity for those financial liabilities and redeemable non-controlling interests where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2011	2012

Carrying value as of January 1	5,915	15,059
Acquisition of new subsidiary	12,583	28,455
Repayment of contingent consideration	(2,030)	(8,907)
Exchange differences	(1,361)	177
Net changes in fair value	(48)	(399)

Carrying value as of December 31	15,059	34,385

INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Schedule Of Investments In and Advances To Affiliates At Fair Value [Table Text Block]

The following table summarizes activity related to formula’s investment in affiliates:

2012

January 1, 2012	75,996
Equity in gains of affiliated	334
Purchase of additional shares	7,408
Exchange differences	806
Gain of control in an affiliated company (see Note 3(e))	(82,650)

December 31, 2012	1,894

Equity Method Investment Summarized Financial Information Assets and Liabilities [Table Text Block]
Group's share of its associates' statement of financial position based on the interests therein as of the below reporting dates:

	December 31,
	2011	2012

Current assets	20,977	1,801
Noncurrent assets *)	80,166	438
Current liabilities	15,842	276
Noncurrent liabilities	9,305	69

	75,996	1,894

Other investments	1,111	1,128

	77,107	3,022

*)	Includes balances of other intangibles and goodwill in an amount of $ 23,521 as of December 31, 2011 and includes balance of goodwill in an amount of $ 398 as of December 31, 2012.

Equity Method Investment Summarized Financial Information Income Statement [Table Text Block]
Group's share of its associates' statement of operation based on the interests therein during the periods shown below (with respect to the Group's interest in Sapiens, for the period from August 21, 2011 until January 27, 2012 only):

	Year ended December 31,
	2010	2011	2012

Revenues	6,592	18,016	5,750
Income (loss)	(1,070)	(206)	340

PROPERTY, PLANTS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Composition:

	December 31,
	2011	2012
Cost:
Computers and equipment	16,972	31,771
Motor vehicles	578	641
Buildings	3,453	3,051
Leasehold improvements	11,582	15,393

	32,585	50,856
Accumulated depreciation:
Computers and equipment	9,209	21,807
Motor vehicles	243	352
Buildings	1,770	1,683
Leasehold improvements	2,198	5,555

	13,420	29,397

Depreciated cost	19,165	21,459

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

Balance as of January 1, 2011	166,495

Gain of control in subsidiaries	34,903
Adjustments due to finalized purchase price allocation	133
Realization as a result of loss of control	(26,519)
Foreign currency translation adjustments	(8,005)

Balance as of December 31, 2011	167,007

Gain of control in subsidiaries	155,942
Additional consideration in conjunction with prior acquisitions	140
Foreign currency translation adjustments	3,452

Balance as of December 31, 2012	326,541

The Company performed annual impairment tests during the fourth quarter of 2012 and did not identify any impairment losses (See Note 2(n)).

CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Schedule Of Changes In Capitalized Software Developments Costs [Table Text Block]

The changes in capitalized software development costs during the years ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$24,412	$12,387

Realization as a result of loss of control	(13,788)	-
Addition as a result of gain of control in an affiliated company of newly-consolidated subsidiaries	-	20,326
Capitalization	8,300	8,433
Amortization	(6,300)	(8,100)
Functional currency translation adjustments	(237)	403

Balance at the year end	$12,387	$33,449

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Other intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2011	2012
Original amounts:
Customer relationship	23,281	50,795
Acquired technology	2,138	7,980
Other intangibles	4,320	5,338

	29,739	64,113
Accumulated amortization:
Customer relationship	7,633	17,609
Acquired technology	-	1,575
Other intangibles	1,396	3,515

	9,029	22,699

Total	20,710	41,414

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated other intangible assets amortization for the years ended:

December 31,

2013	8,749
2014	7,016
2015	5,752
2016	4,802
2017	4,009
2018 and thereafter	11,086

Total	41,414

LIABILITIES TO BANKS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2012
Liabilities To Banks and Others [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Composition:

	December 31, 2012	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
	Interest rate		December 31, 2012			December 31, 2011
	%

	4.6-5.9	NIS - Unlinked	69,026	11,043	57,983	26,450
	Libor+ 4.05	USD -Unlinked	8,050	4,050	4,000	8,000
		Other	3,250	574	2,676	9

Total			80,326	15,667	64,659	34,459

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates:

	December 31,
	2011	2012

First year (current maturities)	11,689	15,667
Second year	8,918	17,623
Third year	9,025	15,899
Fourth year	5,150	12,049
Fifth year	5,053	11,010
Sixth year and thereafter	6,313	8,078

Total	46,148	80,326

DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Comprised as follows:

		Interest	December 31,
	Linkage	rate	2011	2012

Non-convertible debentures (b)	CPI	5.15%	46,718	15,735

Less - current maturities of debentures			(31,472)	(15,735)

Total			15,246	-

EMPLOYEE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
c.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	2	4	16
Research and development expenses	61	54	114
Selling and marketing expenses	75	92	82
General and administrative expenses	1,326	4,473	4,708

Total stock-based compensation expense	1,464	4,623	4,920

Magic Software Enterprises Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Magic:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,355,879	$2.31	6.46	$3,416
Granted	-	-
Exercised	(136,708)	$2.53
Expired and forfeited	(61,786)	$2.13

Outstanding at December 31, 2012	1,157,385	$2.74	5.87	$2,298

Exercisable at December 31, 2012	791,797	$2.54	4.86	$1,738
Vested and expected to vest at December 31, 2012	1,117,531	$2.70	5.77	$2,261

Sapiens [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Sapiens:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Sapiens:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	5,187,146	$1.97	4.56	$9,405
Granted	432,805	3.84
Exercised	(1,244,679)	$1.68
Expired and forfeited	(154,463)	$2.5

Outstanding at December 31, 2012	4,220,809	$2.21	3.91	$7,562

Exercisable at December 31, 2012	2,954,488	$1.88	3.35	$6,265

Matrix It Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Matrix:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	2,191,665	$4.57	3.73	$1,162
Granted	-	-
Exercised	(91,665)	$0.33
Expired and forfeited	-	$-

Outstanding at December 31, 2012	2,100,00	$3.85	2.8	$976

Exercisable at December 31, 2012	-	$-	-	-

LIABILITY IN RESPECT OF CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Capital Leases Transactions [Table Text Block]

The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2012:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year	556	103	453
Second year until fifth year	1,987	254	1,733

Total	2,543	357	2,186

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following are details of the Company’s future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2012:

2013	21,837
2014	14,555
2015	9,357
2016	6,848
2017	6,117
2018 and Thereafter	4,496

63,210

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]

The composition of the Company’s share capital is as follows:

	December 31, 2012			December 31, 2011
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	14,164,620	13,596,000	25,000,000	14,164,620	13,596,000

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities Composition [Table Text Block]
Deferred taxes:

1.	Composition:

	December 31,
	2011	2012

Net operating losses carried forward	33,753	44,822
Allowances, reserves and intangible assets	4,651	592
Capitalized software costs	(1,575)	(3,140)
Differences in measurement basis (cash basis for tax purposes)	(6,745)	(6,770)

	30,084	35,504
Valuation allowance	(19,984)	(25,419)

Total	10,100	10,085

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Presentation in balance sheets:

	December 31,
	2011	2012

Other current assets	6,254	7,527
Other non-current assets	11,630	13,618
Other current liabilities	(2,509)	(3,076)
Long-term liabilities	(5,275)	(7,984)

	10,100	(10,085)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income before taxes on income:

	Year ended December 31,
	2010	2011	2012

Domestic	31,153	32,692	37,430
Foreign	11,463	10,258	12,893

Total	42,616	42,950	50,323

Schedule Of Components Of Income Tax Expense Benefit Statements Of Operations [Table Text Block]
Income taxes included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Current taxes:

Domestic	8,149	8,351	5,955
Foreign	1,750	1,136	1,113

	9,899	9,487	7,068
Deferred taxes:

Domestic	(4,004)	(3,948)	(453)
Foreign	649	150	(32)

Deferred taxes, net	(3,355)	(3,798)	(485)

Taxes on income	6,544	5,689	6,583

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2010	2011	2012

Income before income taxes, as per the statement of operations	42,616	42,950	50,323

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax expense	10,654	10,308	12,581
Reconciliation:
Non-deductible expenses	238	1,539	1,965
Effect of different tax rates	631	922	547
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(3,438)	883	(761)
Effect of change in Israel tax rates	-	(1,606)	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(3,231)	(6,692)	(4,179)
Uncertain tax position	1,636	297	(1,260)
Taxes in respect of prior years	735	(707)	(2,456)
Other	(681)	745	146

Income taxes as per the statement of operations	6,544	5,689	6,583

Effective tax rate - in %	15.4%	13.2%	13.1%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2011	2,106

Increase related to current year tax positions	1,363
Decrease related to prior years' tax positions	(512)

Decrease due to deconsolidation of Sapiens	(400)

Balance as of December 31, 2011	2,557

Increase due to consolidation of Sapiens	1,566

Increase related to current year tax positions	66
Decrease related to prior years' tax positions	(401)

Settlements with tax authorities	(925)

Balance as of December 31, 2012	2,863

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Supplemental Financial Information Other Accounts Receivable [Table Text Block]
Other accounts receivable:

Composition:

	December 31,
	2011	2012

Government departments	16,043	17,331
Employees (1)	274	368
Prepaid expenses and advances to suppliers	10,026	11,490
Deferred taxes	6,254	7,527
Restricted deposits	-	699
Other	984	1,195

Total	33,635	38,863

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

Schedule Of Supplemental Financial Information Liabilities To Banks [Table Text Block]
Liabilities to Banks:

Composition:

	December 31,		December 31,
	2012		2011	2012
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	1,431	12
Short-term bank loans	Prime+0.1%		3,522	8,502
Current maturities of long-term loans from banks (see Note 10)			11,689	15,093

Total			16,642	23,607

Schedule Of Supplemental Financial Information Other Accounts Payable [Table Text Block]
Other accounts payable:

Composition:

	December 31,
	2011	2012

Government institutions	17,325	14,391
Customer advances	1,028	917
Deferred taxes	2,509	3,076
Accrued royalties to the OCS (Note 14f)	-	1,170
Accrued expenses and other current liabilities	4,620	10,570

Total	25,482	30,124

Schedule Of Supplemental Financial Information Financial Expenses [Table Text Block]
Financial expenses, net:

Composition:

	Year ended December 31,
	2010	2011	2012

Financial income	1,062	1,030	1,043
Financial costs related to long-term debt	(5,029)	(5,020)	(6,144)
Financial costs related to short-term credit and others	(2,527)	(1,599)	(1,828)
Gain (loss) from marketable securities, net (1) (2)	2,123	(911)	257

Total	(4,371)	(6,500)	(6,672)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2010, 2011 and 2012 in amounts of $ 2,276, $ (197) and $ 957, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2011 and 2012 of $ 714 and $ 700, respectively (see Note 4).

Schedule Of Supplemental Financial Information Other Expenses Income [Table Text Block]
Other expenses (income), net:
  Composition:
	Year ended December 31,
	2010	2011	2012

gain on sale of fixed assets, net	-	(92)	(22)
Other loss (income)	231	(115)	(152)

Total	231	(207)	(174)

Schedule Of Supplemental Financial Information Subsidiary [Table Text Block]

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2012	514,931	104,110	126,380	745,421
2011	491,144	36,515	113,328	640,987
2010	409,272	52,235	88,578	550,085

Inter-segment sales:
2012	690	-	-	690
2011	370	-	-	370
2010	391	-	-	391

Operating income:
2012	33,525	7,825	15,645	56,995
2011	30,974	4,487	13,989	49,450
2010	31,412	6,476	9,099	46,987

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2012	325,203	99,598	103,807	528,608
2011	289,770	-	92,143	381,913

Goodwill:
2012	155,628	119,701	51,212	326,541
2011	121,241	-	45,766	167,007

Identifiable liabilities:
2012	189,080	46,580	23,859	259,519
2011	185,044	-	29,452	214,496

Depreciation and amortization:
2012	7,873	10,333	7,444	25,650
2011	5,893	3,430	5,040	14,363
2010	4,235	6,647	4,569	15,451

Investments in segment assets:
2012	3,157	1,327	510	4,994
2011	8,048	362	497	8,907
2010	4,103	662	583	5,348

Schedule Of Supplemental Financial Information Reconciliation [Table Text Block]

The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2010	2011	2012

Revenues:
Revenues as above	550,085	640,987	745,421
Less inter-segment transactions	(391)	(370)	(690)

Revenues as per statements of operations	549,694	640,617	744,731

	December 31,
	2011	2012
Identifiable assets:
Total assets of operating segments	548,920	855,149
Assets not identifiable to a particular segment	122,217	26,067
Elimination of inter-segment assets and other	-	(296)

Total assets as per consolidated balance sheets	671,137	880,920

Identifiable liabilities:
Total liabilities of operating segments	214,496	259,519
Liabilities not identifiable to a particular segment	104,453	153,279
Elimination of inter-segment liabilities and other	-	(296)

Total liabilities as per consolidated balance sheets	318,949	412,502

Schedule Of Segment Reporting Information By Segment Long Lived Assets [Table Text Block]
Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	17,946	19,328
United States	180	619
Europe	593	1,140
Japan	374	290
Other	72	82

Total	19,165	21,459

Schedule Of Segment Reporting Information By Segment Revenue [Table Text Block]
Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2010	2011	2012

Israel	412,985	486,025	500,775
International:
United States	73,075	92,484	137,298
Europe	39,057	38,377	74,126
Other	24,577	23,731	32,532

Total	549,694	640,617	744,731

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2010	2011	2012

Numerator:
Net income basic earnings per share - income available to shareholders	18,379	42,962	24,030

Amount for diluted earnings per share - income available to shareholders	18,379	42,962	24,030

Weighted average shares outstanding
Denominator for basic net earnings per share	13,382	13,514	13,596
Effect of dilutive securities	141	155	194

Denominator for diluted net earnings per share	13,523	13,669	13,790

Basic net earnings per share	1.37	3.17	1.78

Diluted net earnings per share	1.36	3.11	1.72

GENERAL (Details)	Dec. 31, 2012		Dec. 31, 2011
Matrix [Member]
Equity Method Investment, Ownership Percentage	50.10%		50.00%
Magic [Member]
Equity Method Investment, Ownership Percentage	52.30%		51.10%
Sapiens [Member]
Equity Method Investment, Ownership Percentage	56.60%	[1]	47.30%	[1]

[1]	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).

GENERAL (Details Textual)	1 Months Ended
	Jan. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jan. 27, 2012 FIS Software Ltd [Member]	Aug. 21, 2011 IDIT Technologies Ltd [Member]
Equity Method Investment, Ownership Percentage					47.30%	75.60%
Equity Method Investment Diluted Ownership Percentage	52.10%	42.20%
Ordinary shares, par value (in dollars per share)			1	1
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership	$ 3,410	$ 25,833

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Opening Balance, January 1, 2012	$ 11,469
Net income attributable to redeemable non-controlling interests	(898)	0	0
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105
Ending Balance, December 31, 2012	$ 22,363	$ 11,469

SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Computers and peripheral equipment [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	33%
Computers and peripheral equipment [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	6%
Motor vehicles [Member]
Property Plant Equipment Annual Depreciation Rate	15%
Buildings [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	4%
Buildings [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	2%
Leasehold Improvements [Member]
Property Plant Equipment Annual Depreciation Rate	Over the shorter of the lease term or useful economic life

SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Other intangibles [Member] | Maximum [Member]
Other Intangible Asset Economic Useful Lives	10 years
Other intangibles [Member] | Minimum [Member]
Other Intangible Asset Economic Useful Lives	3 years
Customer relationship and acquired technology [Member] | Maximum [Member]
Other Intangible Asset Economic Useful Lives	15 years
Customer relationship and acquired technology [Member] | Minimum [Member]
Other Intangible Asset Economic Useful Lives	3 years

SIGNIFICANT ACCOUNTING POLICIES (Details 3) (Magic [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Magic [Member]
Dividend yield	0.00%		0.00%
Expected volatility - Minimum	63.30%		61.20%
Expected volatility - Maximum	65.30%		62.80%
Risk-free interest rate - Minimum			2.53%	[1]
Risk-free interest rate	2.10%	[1]
Risk-free interest rate - Maximum			3.71%	[1]
Expected forfeiture (employees)	8.40%		9.70%
Expected forfeiture (executives)	5.20%		7.10%
Contractual life	10 years		10 years
Suboptimal exercise multiple (employees)	$ 2.7	[2]	$ 2.3	[2]
Suboptimal exercise multiple (executives)	$ 3.2	[2]	$ 3	[2]

[1]	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
[2]	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.

SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Sapiens [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sapiens [Member]
Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.8	2.5	2.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.00%	70.00%	66.00%
Risk-free interest rate - Minimum	0.20%	0.10%	2.30%
Risk-free interest rate - Maximum	1.00%	1.20%	2.80%

SIGNIFICANT ACCOUNTING POLICIES (Details 5) (Matrix [Member])	12 Months Ended
Dec. 31, 2011
Matrix [Member]
Expected term	4 years 7 months 6 days
Dividend yield	0.00%
Expected volatility	36.50%
Risk-free interest rate	4.30%

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Sep. 30, 2012 Magic [Member]	Dec. 31, 2012 Magic [Member]	Dec. 31, 2011 Matrix [Member]	Dec. 31, 2012 Other Accounts Receivable [Member]	Dec. 31, 2012 Nis [Member]	Dec. 31, 2011 Nis [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2011 Euro [Member]	Dec. 31, 2012 Yen [Member]	Dec. 31, 2011 Yen [Member]
Other Than Temporary Impairment Equity Marketable Securities	$ 700	$ 514
Other Than Temporary Impairment Debt Marketable Securities	0	200
Capitalized Software Development Costs Of Subsidiaries	8,433	8,300	9,000
Amortized Capitalized Software Development Costs Of Subsidiaries	8,100	6,300	9,100
Granted - Number of Options											0	2,250,000
Estimated Fair Value Of Reporting Unit					28.00%	112.00%		10.00%	5.00%
Severance Costs	3,264	1,391	1,300
Advertising Expense	2,645	2,500	2,400
Provision for Doubtful Accounts	1,014	658	487
Restricted Cash and Investments, Current													699
Dividend, Percentage										50.00%
Derivative, Notional Amount	4	59	270
Effective Cash Flow Hedges Before Tax Carrying Amount	16
Notional Amount of Foreign Currency Derivative Purchase Contracts														$ 4,119	$ 2,591	$ 506	$ 4,106	$ 1,276	$ 0
Property, Plant and Equipment, Useful Life				7 years			3 years

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012		Jan. 27, 2012	Dec. 27, 2011	Jan. 17, 2010
Total assets acquired	$ 9,021				$ 13,684
Liabilities due to acquisition activities					5,059
Net assets acquired				12,705	8,625
Working Capital Including Deferred Tax Liability [Member]
Total assets acquired					3,926
Fixed Assets [Member]
Total assets acquired					54
Goodwill [Member]
Total assets acquired	5,809	[1]	51,614		4,831
Net assets acquired				8,702
Customer Relationship [Member]
Total assets acquired			$ 5,644		$ 4,873

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 27, 2011	Jan. 17, 2010
Net assets acquired	$ 12,705	$ 8,625
Net Liabilties [Member]
Net assets acquired	(3,248)
Intangible Asset [Member]
Net assets acquired	7,251
Goodwill [Member]
Net assets acquired	$ 8,702

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jan. 17, 2010	Jul. 01, 2012 Intangible Asset [Member]		Jan. 27, 2012 Intangible Asset [Member]	Jul. 01, 2012 Goodwill [Member]		Jan. 27, 2012 Goodwill [Member]	Jan. 17, 2010 Goodwill [Member]	Jul. 31, 2012 Noncontrolling Interest [Member]	Jul. 01, 2012 Noncontrolling Interest [Member]	Jan. 27, 2012 Noncontrolling Interest [Member]	Jul. 01, 2012 Net Assets [Member]	Jan. 27, 2012 Net Assets [Member]	Jan. 27, 2012 Developed Technology [Member]	Jan. 27, 2012 Backlog [Member]	Jan. 27, 2012 Deferred Tax Liability [Member]	Jan. 27, 2012 Ocs Liability [Member]	Jan. 27, 2012 Customer Relationship [Member]	Jan. 17, 2010 Customer Relationship [Member]
Total assets acquired	$ 9,021	$ 13,684	$ 3,873	[1]	$ 88,229	$ 5,809	[1]	$ 51,614	$ 4,831	$ (1,974)	$ (1,880)	$ (81,605)	$ 1,219	$ 112,536	$ 2,926	$ 2,828	$ (1,974)	$ (3,740)	$ 5,644	$ 4,873

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 753,392	$ 674,029
Net income attributable to Formula Shareholders	$ 21,143	$ 16,233
Earnings per share
Basic	$ 1.57	$ 1.2
Diluted	$ 1.51	$ 1.18

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 4) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jan. 17, 2010	Jul. 01, 2012 Net Assets [Member]	Jan. 27, 2012 Net Assets [Member]	Jul. 31, 2012 Noncontrolling Interest [Member]	Jul. 01, 2012 Noncontrolling Interest [Member]	Jan. 27, 2012 Noncontrolling Interest [Member]	Jul. 01, 2012 Intangible Asset [Member]		Jan. 27, 2012 Intangible Asset [Member]	Jul. 01, 2012 Goodwill [Member]		Jan. 27, 2012 Goodwill [Member]	Jan. 17, 2010 Goodwill [Member]
Total assets acquired	$ 9,021	$ 13,684	$ 1,219	$ 112,536	$ (1,974)	$ (1,880)	$ (81,605)	$ 3,873	[1]	$ 88,229	$ 5,809	[1]	$ 51,614	$ 4,831

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 02, 2012
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed	$ 3,195	$ 9,250
Customer Relationships [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		3,195
Backlog And Non Compete Agreement [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		338
Redeemable Non Controlling Interest [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		(17,706)
Net Assets [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		267
Goodwill [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		$ 23,156

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended					12 Months Ended			1 Months Ended
	Jan. 31, 2012	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2012	Jul. 01, 2012	Jan. 27, 2012	Jan. 02, 2012	Aug. 21, 2011	Jan. 17, 2010	Jan. 02, 2012 Backlog And Non Compete Agreement [Member]	Dec. 31, 2012 Backlog And Non Compete Agreement [Member] Maximum [Member]	Dec. 31, 2012 Backlog And Non Compete Agreement [Member] Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member]	Jan. 02, 2012 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2011 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2011 Customer Relationships [Member] Minimum [Member]	Dec. 27, 2011 Bluephoenix Solutions [Member]	Dec. 31, 2012 Intangible Asset [Member]	Dec. 31, 2012 Developed Technology [Member]	Dec. 31, 2012 Backlog [Member]	Jul. 31, 2012 Commit Group [Member]	Dec. 31, 2012 Sapiens [Member]		Dec. 31, 2011 Sapiens [Member]		Dec. 31, 2012 Matrix and Magic [Member]	Dec. 31, 2011 Matrix and Magic [Member]	Dec. 31, 2012 Subsidiaries [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 6,910				$ 8,080						$ 13,684										$ 12,565				$ 9,021						$ 21,463
Business Acquisition, Cost of Acquired Entity, Cash Paid			5,400								8,625														4,990							9,400
Business Combination Financial Expenses Recorded Since Acquisition Date			48	110	183
Business Acquisition Cost Of Acquired Entity Cash Paid As Advance					1,160
Capital gains on sale of shareholdings, net			0	0
Business Acquisition Contingent Consideration Deferred Payments																									2,617
Finite-Lived Intangible Asset, Useful Life																		15 years		4 years
Equity Method Investment, Ownership Percentage																									80.00%	56.60%	[1]	47.30%	[1]
Equity Method Investment Diluted Ownership Percentage	52.10%	42.20%
Fair Value Of Retained Investment Per Share										$ 4.1
Business Acquisition Cost Of Acquired Entity Contingent			0																						1,414					1,250	1,100
Business Acquisition Contingent Consideration Paid			693
Gain from sale of operation and subsidiaries			136	630	146
Business Acquisition Cost Of Acquired Entity Additional Consideration Paid																					140
Increase Decrease In Fair Value Adjustments On Assets and Liabilities Carried At Fair Value Under Business Combination			1,348																			1,465
Business Acquisition Purchase Price Allocation Customer Relatonships			4,430
Business Acquisition Purchase Price Allocation Developed Technology			2,138
Business Acquisition Purchase Price Allocation Backlog			683
Finite-Lived Intangible Assets, Remaining Amortization Period															15 years								15 years	3 years 6 months
Equity Method Investment Ownership Percentage Increase	52.10%			47.30%
Gain Loss From Equity Method Investment Due To Change In Percentage Of Ownership	3,410
Share Price								$ 4.28
Business Acquisition Cost Of Acquired Entity Cashto Be Payable																									4,031
Total assets acquired							9,021				13,684
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred			4,042
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Increased Business Acquisition Cost Of Acquired Entity Purchase Price	2,500
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			2,360
Mutual Interest In Call and Put Option Percentage			40
Noncontrolling Interest, Increase from Business Combination			17,706
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed			3,195						9,250			338				3,195
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life													3 years	1 year			5 years		4 years
Call and Put Option Exercised Percentage						20.00%
Proceeds From Option Exercised						5,000
Liability Towards Seller Amount			7,223
Business Acquisition, Purchase Price Allocation, Goodwill Amount																																7,510
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill			$ 31	$ 20																												$ 1,890

[1]	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Short-term:
Trading securities	$ 13,976	[1]	$ 13,106	[1]
Available-for-sale securities	890		1,241
Total short-term securities	14,866		14,347
Long-term:
Available-for-sale security	331	[2]	2,746	[2]
Total long-term securities	$ 331		$ 2,746

[1]	The Company recognized trading gains (losses) in the amounts of $ (197) and $ 957 during the years ended December 31, 2011 and 2012, respectively.
[2]	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for a total consideration of $ 2,331 recording income of $ 31.

MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost	$ 1,048	$ 4,427
Unrealized losses	0	585
Unrealized Gains	173	145
Market value	1,221	3,987
Government Bonds [Member]
Amortized cost	407	407
Unrealized losses	0	0
Unrealized Gains	20	28
Market value	427	435
Commercial Bonds [Member]
Amortized cost	192	2,871
Unrealized losses	0	67
Unrealized Gains	45	67
Market value	237	2,871
Equity Securities [Member]
Amortized cost	449	1,149
Unrealized losses	0	518
Unrealized Gains	108	50
Market value	$ 557	$ 681

MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortized cost	$ 599
Unrealized gains (losses) Gains	65
Unrealized gains (losses) Losses	0
Estimated fairvalue	664
Due Between One Year To Five Years [Member]
Amortized cost	599
Unrealized gains (losses) Gains	65
Unrealized gains (losses) Losses	0
Estimated fairvalue	$ 664

MARKETABLE SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive loss from available-for-sale securities as of January 1	$ (440)	$ (998)
Other than temporary impairment on marketable securities	700	714	292
Reclassification of earnings of realized gain from available-for-sale securities	(31)	(20)
Unrealized loss from available-for-sale securities	(56)	(136)
Other comprehensive loss from available-for-sale securities as of December 31	$ 173	$ (440)	$ (998)

MARKETABLE SECURITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 957		$ (197)		$ 2,276
Available-for-sale security	331	[1]	2,746	[1]
Impairment of available for sale marketable securities	700		714		292
Unrealized gains (losses) Losses	0		585
Marketable Securities Fair Value			513
Proceeds from Sale and Maturity of Available-for-sale Securities	2,674		1,507
Realized loss (gain) from available-for-sale securities	31		0		0
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill	31		20
Outstanding Over Twelve Month Period [Member]
Unrealized gains (losses) Losses			518
Auction Rate Securities [Member]
Available-for-sale security	$ 2,331		$ 2,233

[1]	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for a total consideration of $ 2,331 recording income of $ 31.

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets:
Equity securities	$ 2,100		$ 2,415
Government and corporate debentures	13,097		12,445
Auction rate securities			2,233	[1]
Foreign currency derivative contracts	253		42
Total financial assets	15,450		17,135
Liabilities:
Contingent consideration	12,022	[2]	3,590	[2]
Total financial liabilities	12,022		3,590
Redeemable non-controlling interest	22,363		11,469
Fair Value, Inputs, Level 1 [Member]
Assets:
Equity securities	2,100		2,415
Government and corporate debentures	12,860		11,807
Auction rate securities			0	[1]
Foreign currency derivative contracts	0		0
Total financial assets	14,960		14,222
Liabilities:
Contingent consideration	0	[2]	0	[2]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[2]	0	[2]
Fair Value, Inputs, Level 2 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	237		638
Auction rate securities			0	[1]
Foreign currency derivative contracts	253		42
Total financial assets	490		680
Liabilities:
Contingent consideration	0	[2]	0	[2]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[2]	0	[2]
Fair Value, Inputs, Level 3 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	0		0
Auction rate securities			2,233	[1]
Foreign currency derivative contracts	0		0
Total financial assets	0		2,233
Liabilities:
Contingent consideration	12,022	[2]	3,590	[2]
Total financial liabilities	12,022		3,590
Redeemable non-controlling interest	$ 22,363	[2]	$ 11,469	[2]

[1]	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.
[2]	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

FAIR VALUE MEASUREMENT (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carrying value as of January 1	$ 2,233	$ 2,373
Sale of financial assets	(2,331)	0
Net changes in fair value	67	60
Realized gain	31	0
Impairment due to credit loss	0	(200)
Carrying value as of December31	$ 0	$ 2,233

FAIR VALUE MEASUREMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carrying value as of January 1	$ 15,059	$ 5,915
Acquisition of new subsidiary	28,455	12,583
Repayment of contingent consideration	(8,907)	(2,030)
Exchange differences	177	(1,361)
Net changes in fair value	(399)	(48)
Carrying value as of December 31	$ 34,385	$ 15,059

INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Opening balance, January 1, 2012	$ 75,996	$ 0
Equity in gains of affiliated	334
Purchase of additional shares	7,408
Exchange differences	806
Gain of control in an affiliated company (see Note 3(e))	(82,650)
Ending balance, December 31, 2012	$ 1,894	$ 0

INVESTMENTS IN AFFILIATED COMPANIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets	$ 1,801		$ 20,977
Noncurrent assets	438	[1]	80,166	[1]
Current liabilities	276		15,842
Noncurrent liabilities	69		9,305
Investments in and Advances to Affiliates, at Fair Value	1,894		75,996		0
Other investments	1,128		1,111
Investments in and Advances to Affiliates, Amount of Equity	$ 3,022		$ 77,107

[1]	Includes balances of other intangibles and goodwill in amount of $ 23,521 as of December 31, 2011 and includes balance of goodwill in amount of $ 398 as of December 31, 2012.

INVESTMENTS IN AFFILIATED COMPANIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,750	$ 18,016	$ 6,592
Loss	$ 340	$ (206)	$ (1,070)

INVESTMENTS IN AFFILIATED COMPANIES (Details Textual) (Noncurrent Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncurrent Assets [Member]
Equity Method Investment Summarized Financial Information Other Intangibles and Goodwill	$ 398	$ 23,521

PROPERTY, PLANTS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	$ 50,856	$ 32,585
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	29,397	13,420
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	21,459	19,165
Computers and Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	31,771	16,972
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21,807	9,209
Motor Vehicles [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	641	578
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	352	243
Building [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	3,051	3,453
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,683	1,770
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	15,393	11,582
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 5,555	$ 2,198

PROPERTY, PLANTS AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 5,500	$ 4,260	$ 4,051

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 167,007	$ 166,495
Gain of control in subsidiaries	155,942	34,903
Adjustments due to purchase price allocation	0	133
Realization as a result of loss of control	0	(26,519)
Additions due to past contingent consideration related to past acquisitions *)	140
Foreign currency translation adjustments	3,452	(8,005)
Balance	$ 326,541	$ 167,007

CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Balance at the beginning of the year	$ 12,387	$ 24,412
Realization as a result of loss of control	0	(13,788)
Addition as a result of gain of control in an affiliated company of newly-consolidated subsidiaries	20,326	0
Capitalization	8,433	8,300
Amortization	(8,100)	(6,300)	9,100
Functional currency translation adjustments	403	(237)
Balance at the year end	$ 33,449	$ 12,387	$ 24,412

CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Original amounts:
Finite-Lived Intangible Assets, Gross	$ 64,113	$ 29,739
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	22,699	9,029
Total	41,414	20,710
Customer Relationship [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	50,795	23,281
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	17,609	7,633
Acquired Technology [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	7,980	2,138
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	1,575
Other Intangible Assets [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	5,338	4,320
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,515	$ 1,396

CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 8,749
2014	7,016
2015	5,752
2016	4,802
2017	4,009
2018 and thereafter	11,086
Total	$ 41,414

CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET(Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Amortization	$ (8,100)	$ (6,300)	$ 9,100
Amortization of Intangible Assets	$ 12,050	$ 3,803	$ 2,300

LIABILITIES TO BANKS AND OTHERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term liabilities	$ 80,326
Current Maturities	15,667
Liabilities to banks and others (Note 10)	64,659	34,459
Liabillities To Banks One [Member]
Long-term liabilities	69,026
Current Maturities	11,043
Liabilities to banks and others (Note 10)	57,983	26,450
Debt Instrument, Linkage Basis	NIS - Unlinked	NIS - Unlinked
Liabillities To Banks One [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.60%
Liabillities To Banks One [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	5.90%
Liabillities To Banks Two [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.05%
Long-term liabilities	8,050
Current Maturities	4,050
Liabilities to banks and others (Note 10)	4,000	8,000
Debt Instrument, Linkage Basis	USD -Unlinked	USD -Unlinked
Liabillities To Banks Other [Member]
Long-term liabilities	3,250
Current Maturities	574
Liabilities to banks and others (Note 10)	$ 2,676	$ 9
Debt Instrument, Linkage Basis	Other	Other

LIABILITIES TO BANKS AND OTHERS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-convertible debentures (b)	$ 15,735	$ 46,718
Bank Loan Obligations [Member]
First year (current maturities)	15,667	11,689
Second year	17,623	8,918
Third year	15,899	9,025
Fourth year	12,049	5,150
Fifth year	5,053	11,010
Sixth year and thereafter	8,078	6,313
Non-convertible debentures (b)	$ 80,326	$ 46,148

DEBENTURES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-convertible debentures (b)	$ 15,735	$ 46,718
Less - current maturities of debentures	(15,735)	(31,472)
Total	$ 0	$ 15,246
Non Convertible Debenture [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.15%

DEBENTURES (Details Textual) In Thousands, unless otherwise specified	72 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2008 USD ($)	Aug. 31, 2007 ILS	Dec. 31, 2008 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Dec. 31, 2012 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Dec. 31, 2011 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Aug. 31, 2007 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)
Long-term Debt, Contingent Payment of Principal or Interest	The debentures bear interest at an annual rate of 5.15% plus 0.5% until the debentures will be listed for trading in the TASE paid every six months.
Debt Instrument, Face Amount		$ 12,600	250,000				$ 62,000
Debt Instrument, Interest Rate, Stated Percentage							5.15%
Debt Instrument, Fair Value Disclosure					16,404	47,701
Gain (Loss) on Repurchase of Debt Instrument				$ 500

EMPLOYEE OPTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 4,920	$ 4,623	$ 1,464
Cost Of Sales [Member]
Allocated Share-based Compensation Expense	16	4	2
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	114	54	61
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	82	92	75
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 4,708	$ 4,473	$ 1,326

EMPLOYEE OPTION PLANS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Magic Software Enterprises Ltd [Member]	Dec. 31, 2011 Magic Software Enterprises Ltd [Member]	Dec. 31, 2010 Magic Software Enterprises Ltd [Member]	Dec. 31, 2012 Sapiens [Member]	Dec. 31, 2011 Sapiens [Member]	Dec. 31, 2010 Sapiens [Member]	Dec. 31, 2012 Matrix [Member]	Dec. 31, 2011 Matrix [Member]
Outstanding - Number of Options		543,840	1,355,879	1,664,188		5,187,146			2,191,665
Granted - Number of Options			0			432,805			0
Exercised - Number of Options			(136,708)	(580,414)		(1,244,679)			(91,665)
Forfeited - Number of Options			(61,786)			(154,463)			0
Outstanding - Number of Options		543,840	1,157,385	1,355,879	1,664,188	4,220,809	5,187,146		210,000	2,191,665
Exercisable - Number of Options			791,797			2,954,488			0
Outstanding - Weighted average exercise price			$ 2.31			$ 1.97			$ 4.57
Granted - Weighted average exercise price	$ 16.05		$ 0	$ 4		$ 3.84			$ 0
Exercised - Weighted average exercise price			$ 2.53			$ 1.68			$ 0.33
Forfeited - Weighted average exercise price			$ 2.13			$ 2.5			$ 0
Outstanding - Weighted average exercise price			$ 2.74	$ 2.31		$ 2.21	$ 1.97		$ 3.85	$ 4.57
Exercisable - Weighted average exercise price			$ 2.54			$ 1.88			$ 0
Outstanding - Weighted average remaining contractual term (in years)			5 years 10 months 13 days	6 years 5 months 16 days		3 years 10 months 28 days	4 years 6 months 22 days		2 years 9 months 18 days	3 years 8 months 23 days
Exercisable - Weighted average remaining contractual term (in years)			4 years 10 months 10 days			3 years 4 months 6 days
Vested and expected to vest - Weighted average remaining contractual term (in years)				6 years 3 months 25 days
Outstanding - Aggregate intrinsic value			$ 3,416	$ 6,928		$ 9,405
Exercisable - Aggregate intrinsic value			1,738	2,197	1,895	2,668	253	16
Outstanding - Aggregate intrinsic value			6,928	3,416	6,928	7,562	9,405		1,162
Vested and expected to vest - Aggregate intrinsic value						$ 7,562			$ 976

EMPLOYEE OPTION PLANS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Sapiens [Member]	Dec. 31, 2011 Sapiens [Member]
Outstanding - Number of Options		543,840	5,187,146
Granted - Number of Options			432,805
Exercised - Number of Options			(1,244,679)
Forfeited - Number of Options			(154,463)
Outstanding - Number of Options		543,840	4,220,809	5,187,146
Exercisable - Number of Options			2,954,488
Outstanding - Weighted average exercise price			$ 1.97
Granted - Weighted average exercise price	$ 16.05		$ 3.84
Exercised - Weighted average exercise price			$ 1.68
Forfeited - Weighted average exercise price			$ 2.5
Outstanding - Weighted average exercise price			$ 2.21	$ 1.97
Exercisable - Weighted average exercise price			$ 1.88
Outstanding - Weighted average remaining contractual term (in years)			3 years 10 months 28 days	4 years 6 months 22 days
Exercisable - Weighted average remaining contractual term (in years)			3 years 4 months 6 days
Outstanding - Aggregate intrinsic value			$ 7,562	$ 9,405
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			6,265
Outstanding at December 31, 2012			$ 7,562

EMPLOYEE OPTION PLANS (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Matrix [Member]	Dec. 31, 2011 Matrix [Member]
Outstanding - Number of Options		543,840	2,191,665
Granted - Number of Options			0
Exercised - Number of Options			(91,665)
Forfeited - Number of Options			0
Outstanding - Number of Options		543,840	210,000	2,191,665
Exercisable - Number of Options			0
Granted - Weighted average exercise price	$ 16.05		$ 0
Exercised - Weighted average exercise price			$ 0.33
Forfeited - Weighted average exercise price			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 3.85	$ 4.57
Exercisable - Weighted average exercise price			$ 0
Outstanding - Weighted average remaining contractual term (in years)			2 years 9 months 18 days	3 years 8 months 23 days
Outstanding - Aggregate intrinsic value			$ 1,162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			0
Outstanding at December 31, 2012			$ 976

EMPLOYEE OPTION PLANS (Details Textual)	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Apr. 30, 2009 USD ($)	Jan. 31, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2011 ILS	Mar. 31, 2008	Mar. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Employee and Officer Share Option Plan [Member]	Dec. 31, 2012 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2011 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2010 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2012 Matrix It Ltd [Member] USD ($)	Dec. 31, 2011 Matrix It Ltd [Member] USD ($)	Dec. 31, 2010 Matrix It Ltd [Member] USD ($)	Dec. 31, 2012 Sapiens [Member] USD ($)	Dec. 31, 2011 Sapiens [Member] USD ($)	Dec. 31, 2010 Sapiens [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,122,782	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			6 years					10 years	7 years
Share-Based Compensation Arrangement By Share-Based Payment Award Options Grants In Period Grant Date Fair Value																	$ 1,960	$ 2,250	$ 1,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 16.65	$ 2.34			0.01							$ 4	$ 1.88	$ 1.44	$ 1.9
Outstanding at January 1, 2011	543,840										1,157,385	1,355,879	1,664,188		2,191,665		4,220,809	5,187,146
Vested and expected to vest - Weighted average remaining contractual term (in years)												6 years 3 months 25 days			4 years 6 months 25 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options											$ 341				$ 949
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition												4 years			4 years
Granted - Weighted average exercise price				$ 16.05							$ 0	$ 4			$ 4.44		$ 3.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			396,000				18,021
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares										545,000
Common Stock, Capital Shares Reserved for Future Issuance										1,200,000
Exercisable - Aggregate intrinsic value											1,738,000	2,197,000	1,895,000	376,000	738,000	3,110,000	2,668,000	253,000	16,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value	9,055,000	926,000
Exercised - Number of Options											136,708	580,414			202,000		1,244,679
Unrecognized Share Based Compensation				$ 1,666,000

LIABILITY IN RESPECT OF CAPITAL LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum lease payments, First year	$ 556
Minimum lease payments, Second year until fifth year	1,987
Minimum lease payments, Total	2,543
Interest, First year	103
Interest, Second year until fifth year	254
Interest, Total	357
Present value of minimum lease payment, First year	453
Present value of minimum lease payment, Second year until fifth year	1,733
Present value of minimum lease payment, Total	$ 2,186

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 21,837
2014	14,555
2015	9,357
2016	6,848
2017	6,117
2018 and Thereafter	4,496
Operating Leases, Future Minimum Payments Due	$ 63,210

COMMITMENTS AND CONTINGENCIES (Details Textual)	1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 EUR (€)	Jun. 30, 2011 USD ($)	Aug. 31, 2009 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS	Jan. 31, 2012 Net Consolidated Consulting Services Revenue [Member]	Dec. 31, 2012 Cost Of Revenue [Member] USD ($)	Dec. 31, 2011 Cost Of Revenue [Member] USD ($)	Dec. 31, 2010 Cost Of Revenue [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Jan. 31, 2012 Minimum [Member] Net Consolidated Licence and Maintenance Revenue [Member]	Dec. 31, 2012 Maximum [Member]	Jan. 31, 2012 Maximum [Member] Net Consolidated Licence and Maintenance Revenue [Member]
Bank Guarantees For Performance Of Various Contracts					$ 11,600,000
Bank Guarantees For Rent To Be Paid For Offices					5,200,000
Commitments Covenants Description					Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards ("IFRS") to be less than NIS 275,000 (approximately $ 74,000). As of December 31, 2012, Matrix's equity was approximately NIS 566,000 (approximately $ 152,000) (as measured based on IFRS).
Litigation Settlement, Expense	1,509,000	1,100,000
Insurance Recoveries	1,200,000
Loss Contingency, Damages Sought, Value				13,900
Operating Leases, Rent Expense					15,559	13,000	15,000,000
Loss Contingency Damages Increased Sought Value			63,800,000					238,000,000
Royalty Guarantees Commitments Percentage									0.35%					3.00%		0.35%
Royalty Guarantees Commitments Based On Grants Percentage													100.00%		150.00%
Royalty Expense										574,000	340,000	614,000
Royalty Guarantees, Commitments, Amount					8,360,000
Contigent Liability Royalty Payment					$ 3,166,000

EQUITY (Details)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	14,164,620	14,164,620
Ordinary shares, shares outstanding	14,164,620	14,164,620

EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					12 Months Ended
	May 31, 2011 USD ($)	Apr. 30, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2010 Magic Option Plan [Member] USD ($)
Ordinary shares, par value (in dollars per share)						1	1
Treasury stock, shares						568,620	568,620
Dividends, Common Stock, Cash	$ 10,000	$ 20,000
Stock Issued During Period, Shares, New Issues								3,287,616
Stock Issued During Period New Issues Value Per Share								$ 6.5
Class of Warrant or Right, Outstanding					1,134,231
Warrants Exercise Price					$ 8.26
Issuance in a subsidiary to non-controlling interest			$ 0	$ 0	$ (20,290)

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating losses carried forward	$ 44,822	$ 33,753
Allowances, reserves and intangible assets	592	4,651
Capitalized software costs	(3,140)	(1,575)
Differences in measurement basis (cash basis for tax purposes)	(6,770)	(6,745)
Deferred Tax Assets, Gross	35,504	30,084
Valuation allowance	(25,419)	(19,984)
Total	$ 10,085	$ 10,100

INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets	$ 7,527	$ 6,254
Other non-current assets	13,618	11,630
Other current liabilities	(3,076)	(2,509)
Long-term liabilities	(7,984)	(5,275)
Total	$ 10,085	$ 10,100

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 37,430	$ 32,692	$ 31,153
Foreign	12,893	10,258	11,463
Income before taxes on income	$ 50,323	$ 42,950	$ 42,616

INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes:
Domestic	$ 5,955	$ 8,351	$ 8,149
Foreign	1,113	1,136	1,750
Total	7,068	9,487	9,899
Deferred taxes:
Domestic	(453)	(3,948)	(4,004)
Foreign	(32)	150	649
Deferred taxes, net	485	3,798	3,355
Taxes on income	$ 6,583	$ 5,689	$ 6,544

INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes, as per the statement of operations	$ 50,323	$ 42,950	$ 42,616
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax expense	12,581	10,308	10,654
Reconciliation:
Non-deductible expenses	1,965	1,539	238
Effect of different tax rates	547	922	631
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(761)	883	(3,438)
Effect of change in Israel tax rates	0	(1,606)	0
Prior year losses and temporary differences for which deferred taxes were recorded, net	(4,179)	(6,692)	(3,231)
Uncertain tax position	(1,260)	297	1,636
Taxes in respect of prior years	(2,456)	(707)	735
Other	(146)	745	(681)
Income taxes as per the statement of operations	$ 6,583	$ 5,689	$ 6,544
Effective tax rate - in %	13.10%	13.20%	15.40%

INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance as of December 31, 2011	$ 2,557	$ 2,106
Increase due to consolidation of Sapiens	1,566
Increase related to current year tax positions		1,363
Increase related to prior years tax positions	66
Decrease related to prior years tax positions	(401)	(512)
Decrease due to deconsolidation of Sapiens		(400)
Settlement with tax authorities	(925)
Balance as of December 31, 2012	$ 2,863	$ 2,557

INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	24.00%	25.00%
Net operating losses carried forward	$ 44,822	$ 33,753
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	162,600
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	26,000	9,800
Income Tax Expense Benefit Uncertain Tax Position	(1,260)	297	1,636
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	97	(154)	209
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	239	76
Statutory Accounting Practices Income Percentage Minimum	90.00%
Unrecognized Tax Benefits	2,863	2,557	2,106
Israeli Subsidiaries [Member] | 2011-2012 (Member)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%
Israeli Subsidiaries [Member] | Year 2013-2014 [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	12.50%
Israeli Subsidiaries [Member] | Thereafter [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	12.00%
Formula [Member]
Net operating losses carried forward	67,800	65,600
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	188,600	148,400
Matrix [Member]
Net operating losses carried forward	38,100	43,400
Magic [Member]
Net operating losses carried forward	3,835
Magic [Member] | Israeli Subsidiaries [Member]
Net operating losses carried forward	19,596
Magic [Member] | Europe
Net operating losses carried forward	5,199
Sapiens [Member]
Net operating losses carried forward	$ 54,400

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Government departments	$ 17,331		$ 16,043
Employees (1)	368	[1]	274	[1]
Prepaid expenses and advances to suppliers	11,490		10,026
Deferred taxes	7,527		6,254
Restricted deposits	699		0
Other	1,448		1,038
Total	$ 38,863		$ 33,635

[1]	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liabilities to banks (Note 17b)	$ 23,607	$ 16,642
Bank Loan Obligations [Member]
Liabilities to banks (Note 17b)	12	1,431
Debt Instrument, Interest Rate Terms	Prime+2
Debt Instrument, Linkage Basis	Unlinked
Short-Term Debt [Member]
Liabilities to banks (Note 17b)	8,502	3,522
Debt Instrument, Interest Rate Terms	Prime+0.1
Current Maturities Of Longterm Loans From Banks [Member]
Liabilities to banks (Note 17b)	$ 15,093	$ 11,689

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Government institutions	$ 14,391	$ 17,325
Customer advances	917	1,028
Deferred taxes	3,076	2,509
Accrued royalties to the OCS (Note 14f)	1,170	0
Accrued expenses and other current liabilities	10,570	4,620
Total	$ 30,124	$ 25,482

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financial income	$ 1,043		$ 1,030		$ 1,062
Financial costs related to long-term debt	(6,144)		(5,020)		(5,029)
Financial costs related to short-term credit and others	(1,828)		(1,599)		(2,527)
Gain (loss) from marketable securities, net	257	[1],[2]	(911)	[1],[2]	2,123	[1],[2]
Total	$ (6,672)		$ (6,500)		$ (4,371)

[1]	Includes gains (losses) from trading securities still held by the Company for the years 2009, 2010 and 2011 in the amounts of $ 1,362, $ 2,276 and $ (197) respectively (see Note 4).
[2]	Includes impairment of available-for-sale marketable securities for 2010 and 2011 of $ 153 and $ 714, respectively (see Note 4).

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
gain on sale of fixed assets, net	$ (22)	$ (92)	$ 0
Other loss (income)	(152)	(115)	231
Total	$ 174	$ 207	$ (231)

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 745,421	$ 640,987	$ 550,085
Inter-segment sales:	690	370	391
Operating income	56,995	49,450	46,987
Identifiable Assets	528,608	381,913
Goodwill	326,541	167,007	166,495
Identifiable Liabilities	259,519	214,496
Depreciation and amortization	25,650	14,363	15,451
Investments in segment assets	4,994	8,907	5,348
Matrix [Member]
Revenues	514,931	491,144	409,272
Inter-segment sales:	690	370	391
Operating income	33,525	30,974	31,412
Identifiable Assets	325,203	289,770
Goodwill	155,628	121,241	14,809
Identifiable Liabilities	189,080	185,044
Depreciation and amortization	7,873	5,893	4,235
Investments in segment assets	3,157	8,048	4,103
Sapiens [Member]
Revenues	104,110	36,515	52,235
Inter-segment sales:	0	0	0
Operating income	7,825	4,487	6,476
Identifiable Assets	99,598	0
Goodwill	119,701	0	16,490
Identifiable Liabilities	46,580	0
Depreciation and amortization	10,333	3,430	6,647
Investments in segment assets	1,327	362	662
Magic [Member]
Revenues	126,380	113,328	88,578
Inter-segment sales:	0	0	0
Operating income	15,645	13,989	9,099
Identifiable Assets	103,807	92,143
Goodwill	51,212	45,766	6,868
Identifiable Liabilities	23,859	29,452
Depreciation and amortization	7,444	5,040	4,569
Investments in segment assets	$ 510	$ 497	$ 583

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues as above	$ 745,421	$ 640,987	$ 550,085
Less inter-segment transactions	690	370	391
Total revenues	744,731	640,617	549,694
Identifiable assets:
Total assets of operating segments	855,149	548,920
Assets not identifiable to a particular segment	26,067	122,217
Elimination of inter-segment assets and other	(296)	0
Total assets	880,920	671,137
Identifiable liabilities:
Total liabilities of operating segments	259,519	214,496
Liabilities not identifiable to a particular segment	153,279	104,453
Elimination of inter-segment liabilities and other	(296)	0
Total liabilities as per consolidated balance sheets	$ 412,502	$ 318,949

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	$ 21,459	$ 19,165
Israel
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	19,328	17,946
United States
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	619	180
Europe
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	1,140	593
Japan
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	290	374
All Other Segments [Member]
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	$ 82	$ 72

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues as per statements of operations	$ 744,731	$ 640,617	$ 549,694
Israel
Revenues as per statements of operations	500,775	486,025	412,985
United States
Revenues as per statements of operations	137,298	92,484	73,075
Europe
Revenues as per statements of operations	74,126	38,377	39,057
Other
Revenues as per statements of operations	$ 32,532	$ 23,731	$ 24,577

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 9) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income basic earnings per share - income available to shareholders	$ 24,030	$ 42,962	$ 18,379
Net Income (Loss) Attributable to Parent, Diluted	$ 24,030	$ 42,962	$ 18,379
Weighted average shares outstanding
Denominator for basic net earnings per share	13,596,000	13,513,500	13,381,500
Effect of dilutive securities	194	155	141
Denominator for diluted net earnings per share	13,789,766	13,669,297	13,523,809
Basic net earnings per share from continuing operations	$ 1.78	$ 3.17	$ 1.37
Diluted net earnings per share from continuing operations	$ 1.72	$ 3.11	$ 1.36

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION(Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Due From Employees Interest Rate Stated Percentage	4.00%	4.00%
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 957	$ (197)	$ 2,276
Impairment of available for sale marketable securities	$ 700	$ 714	$ 292

SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], Maximum [Member])	Dec. 31, 2012
Selling Shareholder [Member]
Number Of Common Shares Available For Sale	6,000,000
Sapiens [Member]
Number Of Common Shares Available For Sale	40,000